                                                      1933 Act File No. 33-36729
                                                      1940 Act File No. 811-6165

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No. 35 ........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  34 ......................................        X

                   FEDERATED MUNICIPAL SECURITIES INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 x  on October 29, 2003, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on _________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC  20037

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2003

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CLASS A SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina by investing primarily in a portfolio of long-term, investment grade North Carolina tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 16

How is the Fund Sold? 18

How to Purchase Shares 19

How to Redeem and Exchange Shares 21

Account and Share Information 26

Who Manages the Fund? 27

Financial Information 28

Risk/Return Summary

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The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of tax exempt securities that are exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Sector Risks. Since the Fund invests primarily in issuers from North Carolina, the Fund may be subject to additional risks compared to funds that invest in multiple states.
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  Liquidity Risks. Trading opportunities are more limited for tax exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
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North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine-month period from January 1, 2003 to September 30, 2003 was 3.82%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 6.84% (quarter ended March 31, 1995), Its lowest quarterly return was (5.19)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown.The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and the Lipper North Carolina Municipal Debt Funds Average (LNCMDFA), an average of funds with similar objectives. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The LNCMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	4.46%	4.44%	5.45%
Return After Taxes on Distributions[1]	4.46%	4.39%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.50%	4.43%	5.30%
LBMB	9.60%	6.06%	6.71%
LNCMDFA	8.64%	4.81%	5.85%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.38%
Total Annual Fund Operating Expenses	1.28%

1 Although not contractually obligated to do so, the adviser, distributor and transfer and dividend disbursing agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2003.

Total Waivers of Fund Expenses	0.49%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the fiscal year ended August 31, 2003.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2003.

4 The transfer and dividend disbursing agent voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.37% for the fiscal year ended August 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 575

3 Years	$ 838

5 Years	$1,121

10 Years	$1,926

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that, normally, its distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest income from the Fund's investments may be subject to AMT.

The Fund invests primarily in a portfolio of investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser attempts to provide superior levels of after-tax total return. After-tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.

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Because the Fund refers to North Carolina municipal investments in its name it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. This policy may not be changed without shareholder approval.

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HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Temporary Defensive Investments

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

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Tax Increment Financing Bonds

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Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

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Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a NSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by North Carolina issuers or credit enhanced by banks, insurance companies or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state. Since the Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close our certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%

1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

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3 See "Sales Charge When You Redeem."

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SALES CHARGE WHEN YOU PURCHASE

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as broker/dealers, banks, fiduciaries and investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-North Carolina taxpayers because it invests in North Carolina tax exempt securities.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated North Carolina Municipal Income Fund's dividends will be exempt from the North Carolina taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

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J. Scott Albrecht has been the Fund's Portfolio Manager since June 1999. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since June 1999. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended August 31,				Three Months Ended	Year Ended 5/31/1999
	2003	2002	2001	2000	8/31/1999 [1,2]
Net Asset Value, Beginning of Period	$11.07	$10.99	$10.45	$10.44	$10.72	$10.89
Income from Investment Operations:
Net investment income	0.48	0.50 [3]	0.50	0.49	0.11	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.15)	0.08 [3]	0.54	0.02	(0.28)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.33	0.58	1.04	0.51	(0.17)	0.40

Less Distributions:
Distributions from net investment income	(0.48)	(0.50)	(0.50)	(0.49)	(0.11)	(0.47)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.01)	--	(0.10)

TOTAL DISTRIBUTIONS	(0.48)	(0.50)	(0.50)	(0.50)	(0.11)	(0.57)

Net Asset Value, End of Period	$10.92	$11.07	$10.99	$10.45	$10.44	$10.72

Total Return[4]	2.93%	5.48%	10.23%	5.14%	(1.56)%	3.65%

Ratios to Average Net Assets:

Expenses	0.79%	0.79%	0.79%	0.79%	0.64%[5]	0.52%

Net investment income	4.22%	4.62%[3]	4.71%	4.77%	4.27%[5]	4.28%

Expense waiver/reimbursement[6]	0.49%	0.61%	0.68%	0.79%	1.22%[5]	0.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$82,430	$55,261	$47,235	$41,449	$41,182	$40,177

Portfolio turnover	16%	21%	28%	66%	40%	18%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

2 Beginning with the three months ended August 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated August 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 313923500

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G02671-01 (10/03)

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FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

Statement of Additional Information

October 31, 2003

Class A Shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectus for Federated  North Carolina  Municipal
Income Fund (Fund), dated October 31, 2003.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services
                                    to the Fund?
                                    How Does the Fund Measure
                                    Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
G02671-02 (10/03)

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income
Trust (Trust). The Trust is an open-end,  management investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on August 6,
1990. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of  securities.  The Trust changed its name from  Municipal
Securities  Income  Trust to  Federated  Municipal  Securities  Income  Trust on
October 1, 1999. The CCB North Carolina  Municipal  Securities  Fund (the Former
Fund) was established on July 22, 1992 and was reorganized as a portfolio of the
Trust on July 23, 1999.

The  Fund's  investment  adviser  is  Federated  Investment  Management  Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing  long-term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable  rate demand  instruments  are tax exempt  securities  that require the issuer or a third party,  such as a dealer or bank, to  repurchase  the security for its face value upon demand.  The securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Fund treats demand  instruments  as  short-term  securities,  because their  variable interest rate adjusts in response to changes in market rates,  even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable  to  projects  financed  by the  bonds.  For  example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants'  sales, and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a  default  occurs,  these  assets  may be  sold  and the  proceeds  paid to the security's  holders.  Either form of credit enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets or instruments.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)  require  payments  relating to the income or returns from the underlying asset or instrument.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a derivative  contract and the  underlying  asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following  types of derivative  contracts,  as well as combinations  of these  contracts,  including,  but not limited  to,  options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified  amount of an  underlying  asset or instrument at a specified  price,  date and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering  into a contract  to sell an  underlying  asset is commonly referred  to as selling a contract  or  holding a short  position  in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the  following  types of  futures  (including  forward)
contracts: interest rate and index financial futures contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  A call option gives the holder  (buyer) the right to buy the underlying asset or instrument from the seller  (writer) of the option.  A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which  the  writer  keeps  regardless  of  whether  the  buyer  uses (or exercises) the option. If the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the
returns   derived  from   underlying   assets  or  instruments   with  differing
characteristics. Most swaps do not involve the delivery of the underlying assets or  instruments  by either  party,  and the parties  might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated,  notional principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period.  For example, a $10 million London Interbank Offer Rate (LIBOR)
swap would require one party to pay the equivalent of the LIBOR rate of interest
(which  fluctuates) on $10 million notional principal amount in exchange for the right to  receive  the  equivalent  of a stated  fixed rate of  interest  on $10 million notional principal amount.

Caps and Floors

Caps and floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (cap) or below  (floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset or instrument  during the specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make  temporary  defensive  investments  in the  following  taxable securities:

REPURCHASE AGREEMENTS

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.

BANK INSTRUMENTS

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures  approved  by the Fund's  Board of  Trustees  (Board),  and the Board
monitors  the  operation of the program.  Any  inter-fund  loan must comply with certain  conditions  set out in the  exemption,  which  are  designed  to assure fairness and protect all participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a AAA municipal  security  with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction  or prevent  the Fund from  selling or buying  other securities to implement its investment strategy.

Tax Risks

In  order  to be  tax-exempt,  municipal  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in  federal  tax laws may cause the prices of  municipal  securities  to fall.

The federal  income tax  treatment of payments in respect of certain  derivative contracts  is  unclear.  Additionally,  the Fund  may not be able to  close  out certain  derivative  contracts  when it  wants  to.  Consequently,  the Fund may receive  payments  that are  treated as ordinary  income for federal  income tax purposes.

Liquidity Risks

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivatives  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position  open,  and the Fund  could  incur  losses.  OTC  derivative  contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and  potential  for gain.  Investments  can have these same  results if their  returns  are based on a  multiple  of a  specified index, security or other benchmark.

Fundamental Investment Objective and Policy

The Fund's investment objective is to provide current income exempt from federal regular  income tax and the personal  income taxes imposed by the state of North
Carolina.

Under normal circumstances, the Fund will invest its assets so that at least 80%
of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

The investment objective and above policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase  securities of companies that deal in commodities.  For purposes of this  restriction,  investments in transaction  involving  futures contracts and options,  forward  currency  contracts,  swap  transactions  and other financial contracts  that  settle by payment of cash are not deemed to be  investments  in commodities.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.  As an operating policy, bank instruments will be limited to instruments of domestic banks.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing money, if a percentage limitation is adhered to at the time of  investment,  a later  increase or decrease in percentage  resulting from any change in value or net assets will not result in a violation of such limitation.


Buying on Margin

The Fund will not purchase any securities on margin,  provided that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Investing in Illiquid Securities

The  Fund  will  not  invest  more  than  15%  of its  net  assets  in  illiquid obligations,  including  repurchase  agreements providing for settlement in more than seven days after notice,  over-the-counter  options and certain  restricted securities and municipal leases determined by the Board not to be liquid.

Restricted Securities

The Fund may invest its securities  subject to  restrictions on resale under the
Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.

In applying  the Fund's  commodities  limitation,  investments  in  transactions involving  futures  contracts  and options,  forward  currency  contracts,  swap transactions  and other  financial  contracts that settle by payment of cash are not deemed to be investments in commodities.

In  applying  the  Fund's  concentration  limitation,   investments  in  certain
industrial  development  bonds funded by activities in a single industry will be deemed to  constitute  investment  in an  industry.  In  addition:  (1)  utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (2) financial service  companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified  finance  will  each be  considered  a  separate  industry;  and (3)
asset-backed  securities will be classified  according to the underlying  assets securing  such  securities.  In  addition  bank  instruments  will be limited to instruments of domestic  banks.  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry  concentration limitations,  the Fund will not exclude foreign bank  instruments  from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider  concentration  to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

|X|  futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

|X|  for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|X|  for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR eliminating THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on certain redemptions as listed below. If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the  Distributor is not notified,  the CDSC will apply. Based on these conditions, no CDSC will be imposed on redemptions of
Shares:

o    purchased with reinvested dividends or capital gains;

o    purchased  within  120 days of  redeeming  Shares  of an  equal or  greater amount;

o    that you exchanged  into the same share class of another  Federated fund if the shares were held for the  applicable  CDSC holding period (other than a money market fund);

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements.

To keep the sales  charge as low as  possible,  the Fund  redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o    Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then  calculated  using the share  price at the time of  purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible  to receive it (the  Dealer  Reallowance)  and  retains  any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of Public Offering
Purchase Amount                    Price

Less than $100,000                 4.00%
$100,000 but less than $250,000    3.25%
$250,000 but less than $500,000    2.25%
$500,000 but less than $1 million  1.80%
$1 million or greater              0.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

                                    Advance Commission
                                    as a Percentage of
                                    Public Offering
Purchase Amount                     Price

First $1 million - $5 million       0.75%

Next $5 million - $20 million       0.50%

Over $20 million                    0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

RULE 12B-1 PLAN

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore,  it may  take the  Distributor  a number  of  years to  recoup  these expenses.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals or to Federated  Shareholder Services Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely  event a shareholder  is held  personally  liable for the Fund's obligations,  the  Fund is  required  by the  Declaration  of  Trust  to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.

As of October 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Shares:  Central Carolina Bank &  Trust,
Durham, NC, owned  approximately  2,898,765 Shares (38.51%);  Edward Jones &
Co., Maryland  Heights,  MO, owned  approximately  2,114,698 Shares (28.09%) and
McWood & Company, Raleigh, NC, owned approximately 945,378 Shares (12.56%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.

STATE TAXES

Under existing North Carolina laws, shareholders of the Fund will not be subject to North  Carolina  income  taxes on Fund  dividends  to the  extent  that  such dividends represent  exempt-interest dividends as defined in the Code, which are directly  attributable to: (a) interest on obligations issued by or on behalf of the State of North Carolina, or its political  subdivisions;  or (b) interest on obligations  of the United  States or any other  issuer  whose  obligations  are exempt from state income taxes under federal law.

To the extent  that Fund  dividends  are  attributable  to other  sources,  such dividends will be subject to the state's income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises six  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of October 1, 2003,  the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class A Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupations: Chairman     $0            $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
August 1990
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal     $0           $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 1990           Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $201.77     $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1990
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupation: Director          $221.94         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $221.94         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $221.94         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $201.77         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving: July   & Co., Inc. (strategic
1999                  business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $201.77         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $221.94         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $242.13         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $201.77         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
August 1990           Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $201.77         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: August 1990    Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since 1999. He is Vice President of the Trust.  Mr.
Birth Date: June 1, 1960      Albrecht joined Federated in 1989. He has been a Senior
VICE PRESIDENT                Portfolio Manager since 1997 and a Vice President of
Began serving: November 1998  the Fund's Adviser since 1994. He was a Portfolio
                              Manager from 1994 to 1996. Mr. Albrecht is a Chartered
                              Financial Analyst and received his M.S. in Public
                              Management from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD

                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.


Board ownership of shares in the fund and in the Federated family of
Investment companies AS OF DECEMBER 31, 2002

                     Dollar            Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
                     Owned             Federated
                     in Fund           Family of
Interested                            Investment
Board Member Name                      Companies

John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's  investment  philosophy,  personnel and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000 per  portfolio.  Federated  Services  Company may  voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31     2003                 2002           2001

Advisory Fee Earned             $278,114             $197,688       $178,427
Advisory Fee Reduction          $160,699             $179,646       $178,427
Administrative Fee              $125,000             $125,000       $125,000
12b-1 Fee:
 Class A Shares                 --                   --             --
Shareholder Services Fee:
  Class A Shares                $173,821             --             --

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year,  five-year and ten-year  periods ended
August 31, 2003.

Yield and Tax-Equivalent  Yield are given for the 30-day period ended August 31,
2003.

                       30-Day         1 Year    5 Years  10 Years
                       Period
Total Return
  Before Taxes         N/A            (1.69)%   3.73%    4.55%
  After Taxes on       N/A            (1.69)%   3.68%    4.53%
  Distributions
  After Taxes on       N/A            0.37%     3.81%    4.53%
  Distributions
  and Sale of Shares
Yield                  3.95%          N/A       N/A      N/A
Tax-Equivalent Yield   6.96%          N/A       N/A      N/A


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated  similarly to the yield, but is adjusted to reflect the taxable yield that  Shares  would have had to earn to equal the  actual  yield,  assuming  the maximum combined federal and state tax rate. The yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

Set  forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of past  or  future  performance  of the  Fund.  The interest earned by the municipal  securities owned by the Fund generally remains free from  federal  regular  income  tax and is often  free from state and local taxes as well. However,  some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                          TAX EQUIVALENCY TABLE

                    TAXABLE YIELD EQUIVALENT FOR 2003
                         STATE OF NORTH CAROLINA

------------  ----------- ---------  ---------- ------------ -----------  -----------
TAX
BRACKET:
FEDERAL           10.00%    15.00%      25.00%       28.00%      33.00%       35.00%

------------  ----------- ---------  ---------- ------------ -----------  -----------
COMBINED
FEDERAL
&
STATE             16.00%    22.00%      32.75%       36.25%      41.25%       43.25%

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
SINGLE                $0-   $7,001 -   $28,401-     $68,801-   $143,501 -       OVER
RETURN:           $7,000   $28,400     $68,800     $143,500    $311,950     $311,950

              ----------- ---------  ---------- ------------ -----------  -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
      0.50%        0.60%     0.64%       0.74%        0.78%       0.85%        0.88%
      1.00%        1.19%     1.28%       1.49%        1.57%       1.70%        1.76%
      1.50%        1.79%     1.92%       2.23%        2.35%       2.55%        2.64%
      2.00%        2.38%     2.56%       2.97%        3.14%       3.40%        3.52%
      2.50%        2.98%     3.21%       3.72%        3.92%       4.26%        4.41%
      3.00%        3.57%     3.85%       4.46%        4.71%       5.11%        5.29%
      3.50%        4.17%     4.49%       5.20%        5.49%       5.96%        6.17%
      4.00%        4.76%     5.13%       5.95%        6.27%       6.81%        7.05%
      4.50%        5.36%     5.77%       6.69%        7.06%       7.66%        7.93%
      5.00%        5.95%     6.41%       7.43%        7.84%       8.51%        8.81%
      5.50%        6.55%     7.05%       8.18%        8.63%       9.36%        9.69%
      6.00%        7.14%     7.69%       8.92%        9.41%      10.21%       10.57%
      6.50%        7.74%     8.33%       9.67%       10.20%      11.06%       11.45%
      7.00%        8.33%     8.97%      10.41%       10.98%      11.91%       12.33%
      7.50%        8.93%     9.62%      11.15%       11.76%      12.77%       13.22%
      8.00%        9.52%    10.26%      11.90%       12.55%      13.62%       14.10%
      8.50%       10.12%    10.90%      12.64%       13.33%      14.47%       14.98%
      9.00%       10.71%    11.54%      13.38%       14.12%      15.32%       15.86%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                          TAX EQUIVALENCY TABLE

                      TAXABLE YIELD NORTH CAROLINA

------------  ----------- ---------  ---------- ------------ -----------  -----------
TAX
BRACKET:
FEDERAL           10.00%    15.00%      25.00%       28.00%      33.00%       35.00%

------------  ----------- ---------  ---------- ------------ -----------  -----------
COMBINED
FEDERAL
&
STATE             16.00%    22.00%      32.75%       35.75%      41.25%       43.25%

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
JOINT                 $0-  $14,001 -   $56,801-     114,651-   $174,701 -       OVER
RETURN:          $14,000   $56,800    $114,650     $174,700    $311,950     $311,950

              ----------- ---------  ---------- ------------ -----------  -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
      0.50%        0.60%     0.64%       0.74%        0.78%       0.85%        0.88%
      1.00%        1.19%     1.28%       1.49%        1.56%       1.70%        1.76%
      1.50%        1.79%     1.92%       2.23%        2.33%       2.55%        2.64%
      2.00%        2.38%     2.56%       2.97%        3.11%       3.40%        3.52%
      2.50%        2.98%     3.21%       3.72%        3.89%       4.26%        4.41%
      3.00%        3.57%     3.85%       4.46%        4.67%       5.11%        5.29%
      3.50%        4.17%     4.49%       5.20%        5.45%       5.96%        6.17%
      4.00%        4.76%     5.13%       5.95%        6.23%       6.81%        7.05%
      4.50%        5.36%     5.77%       6.69%        7.00%       7.66%        7.93%
      5.00%        5.95%     6.41%       7.43%        7.78%       8.51%        8.81%
      5.50%        6.55%     7.05%       8.18%        8.56%       9.36%        9.69%
      6.00%        7.14%     7.69%       8.92%        9.34%      10.21%       10.57%
      6.50%        7.74%     8.33%       9.67%       10.12%      11.06%       11.45%
      7.00%        8.33%     8.97%      10.41%       10.89%      11.91%       12.33%
      7.50%        8.93%     9.62%      11.15%       11.67%      12.77%       13.22%
      8.00%        9.52%    10.26%      11.90%       12.45%      13.62%       14.10%
      8.50%       10.12%    10.90%      12.64%       13.23%      14.47%       14.98%
      9.00%       10.71%    11.54%      13.38%       14.01%      15.32%       15.86%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Municipal Bond Index

Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion.  To be included in the Lehman Brothers  Municipal Bond Index, bonds must have a minimum credit  rating of at least Baa.  They must have an  outstanding  par value of at least $3 million and be issued as part of a transaction of at least $50 million.
The index  includes both zero coupon bonds and bonds subject to the  Alternative
Minimum Tax.


Lipper North Carolina Municipal Debt Funds Index

Lipper  North  Carolina  Municipal  Debt  Funds  Index is an index of funds that invest at least 65% of assets in  municipal  debt  issued in the top four credit ratings.

Lipper Inc.

Lipper  Inc.  ranks  funds in  various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in offering price over a specific  period of time. From time to time, the
Fund will quote its Lipper ranking in advertising and sales literature.

Morningstar, Inc.

Morningstar,  Inc.,  and  independent  rating  service,  is the publisher of the bi-weekly  Mutual  Fund  Values,  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.


Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales Division, Federated Securities Corp.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.

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FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended August 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated North Carolina Municipal Income Fund dated August 31, 2003.

INVESTMENT RATINGS

Standard  and Poor's  Long-Term  Debt  Rating  Definitions  AAA--Highest  credit quality.  'AAA' ratings denote the lowest  expectation of credit risk.  They are assigned only in case of  exceptionally  strong  capacity for timely  payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.

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Addresses

Federated North Carolina Municipal Income Fund

CLASS A SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2003

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CLASS F SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in a portfolio of long-term, investment grade Ohio tax ex empt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 16

How is the Fund Sold? 20

How to Purchase Shares 20

How to Redeem and Exchange Shares 22

Account and Share Information 26

Who Manages the Fund? 27

Financial Information 28

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

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While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risks.Issuers of tax exempt securities may default on the payment of interest or principal when due.
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  Liquidity Risks. Trading opportunities are more limited for tax exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
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  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
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Sector Risks

Since the Fund invests primarily in issuers from Ohio, the Fund may be subject to additional risks compared to funds that invest in multiple states.

Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the automobile and tire industries are still major employers within Ohio and expose the state to the economic dislocations which occur within cyclical industries.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class F Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 3.60%.

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Within the period shown in the bar chart, the Fund's Class F Shares highest quarterly return was 7.23% (quarter ended March 31, 1995). Its lowest quarterly return was (5.94)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for the Fund's Class F Shares. In addition, Return After Taxes is shown for the Fund's Class F Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and the Lipper Ohio Municipal Debt Funds Average (LOMDFA), an average of Funds with similar investment objectives. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index. The LOMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	6.10%	4.47%	5.73%
Return After Taxes on Distributions[1]	6.10%	4.42%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.59%	4.51%	5.62%
LBMB	9.60%	6.06%	6.71%
LOMDFA[2]	7.99%	4.75%	5.92%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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2 The Fund's investment adviser has elected to discontinue the use of the Lehman Brothers Revenue Bond Index and to retain the LBMB as a benchmark index. The LBMB is representative of the securities typically held by the Fund. The Fund's investment adviser has elected to use the LOMDFA for comparison purposes because it is more representative of the securities typically held by the Fund.

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What are the Fund's Fees and Expenses?

FEDERATED OHIO MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class F Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.40%
Shareholder Services Fee	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.35%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2003.

Total Waivers of Fund Expenses	0.45%
Total Actual Annual Fund Operating Expenses (after waivers)	0.90%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended August 31, 2003.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended August 31, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$336	$623	$832	$1,708

Expenses assuming no redemption	$236	$523	$832	$1,708

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to AMT.

The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions, make no ordinary income distributions and minimize or eliminate capital gains distributions.

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The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.

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Because the Fund refers to Ohio municipal investments in its name it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. This policy may not be changed without shareholder approval.

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HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

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Tax Increment Financing Bonds

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Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

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Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Sector Risks

A substantial part of the Fund's portfolio may be comprised of securities issued by Ohio issuers or credit enhanced by banks, insurance companies or companies similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the automobile and tire industries are still major employers within Ohio and expose the state to the economic dislocations which occur within cyclical industries.

Tax Risks

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Income from the Fund may be subject to AMT.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Risks Associated with Noninvestment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

Liquidity Risks

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class F	$1,500/$100	1.00%	1.00%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class F Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class F Shares may be eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
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  combining concurrent purchases of Shares:
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    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).
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The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  when the Fund's Distributor does not advance payment to the investment professional for your purchase;
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  by exchanging shares from the same share class of another Federated fund;
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  for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase Shares without a sales charge; or
  through investment professionals that receive no portion of the sales charge.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class F Shares
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 - $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
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  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries and investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio tax exempt securities.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class F Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Ohio Municipal Income Fund's dividends will be exempt from the Ohio taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.47	$11.45	$11.06	$11.11	$11.91
Income From Investment Operations:
Net investment income	0.52	0.53 [1]	0.55	0.55	0.55
Net realized and unrealized gain (loss) on investments, futures and swap contracts	(0.16)	0.02 [1]	0.38	(0.06)	(0.67)

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.55	0.93	0.49	(0.12)

Less Distributions:
Distributions from net investment income	(0.52)	(0.53)	(0.54)	(0.54)	(0.57)
Distributions from net realized gain on investments	--	--	--	--	(0.07)
Distributions in excess of net realized gain on investments	--	--	--	--	(0.04)

TOTAL DISTRIBUTIONS	(0.52)	(0.53)	(0.54)	(0.54)	(0.68)

Net Asset Value, End of Period	$11.31	$11.47	$11.45	$11.06	$11.11

Total Return[2]	3.17%	4.97%	8.69%	4.68%	(1.14)%

Ratios to Average Net Assets:

Expenses	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	4.51%	4.75%[1]	4.90%	5.06%	4.71%

Expense waiver/reimbursement[3]	0.45%	0.49%	0.51%	0.54%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$96,374	$89,772	$75,896	$73,710	$82,202

Portfolio turnover	12%	21%	39%	37%	19%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 313923609

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0090702A-F (10/03)

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FEDERATED OHIO MUNICIPAL INCOME FUND

A Portfolio of Federated Municipal Securities Income Trust

Statement of additional Information

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October 31, 2003

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Class F Shares

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     This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the prospectus for Federated Ohio Municipal Income
Fund (Fund), dated October 31, 2003.

     This SAI  incorporates  by reference the Fund's Annual  Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                            Contents
                            How is the Fund Organized?
                            Securities in Which the Fund Invests
                            What do Shares Cost?
                            How is the Fund Sold?
                            Subaccounting Services
                            Redemption in Kind
                            Massachusetts Partnership Law
                            Account and Share Information
                            Tax Information
                            Who Manages and Provides Services to the Fund?
                            How Does the Fund Measure Performance?
                            Who is Federated Investors, Inc.?
                            Financial Information
                            Investment Ratings
                            Addresses
0090702B (10/03)

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income
Trust (Trust). The Trust is an open-end,  management investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on August 6,
1990. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of  securities.  The Trust changed its name from  Municipal
Securities  Income  Trust to  Federated  Municipal  Securities  Income  Trust on
October 1, 1999.  The Fund changed its name from Ohio  Municipal  Income Fund to
Federated Ohio Municipal  Income Fund on February 26, 1996 (effective date March
31, 1996).  The Fund's  investment  adviser is Federated  Investment  Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable  rate demand  instruments  are tax exempt  securities  that require the issuer or a third party,  such as a dealer or bank, to  repurchase  the security for its face value upon demand.  The securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Fund treats demand  instruments  as  short-term  securities,  because their  variable interest rate adjusts in response to changes in market rates,  even though their stated maturity may extend beyond 13 months.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable  to  projects  financed  by the  bonds.  For  example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants  sales,  and related tax collections, failed to increase as anticipated.

Credit Enhancement

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a  default  occurs,  these  assets  may be  sold  and the  proceeds  paid to the security's  holders.  Either form of credit enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets or instruments.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)  require  payments  relating to the income or returns from the underlying asset or instrument.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a derivative  contract and the  underlying  asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following  types of derivative  contracts,  as well as combinations  of these  contracts,  including,  but not limited  to,  options on futures contracts, options on forward contracts and options on swaps.

FUTURES CONTRACTS

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified  amount of an  underlying  asset or instrument at a specified  price,  date and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering  into a contract  to sell an  underlying  asset is commonly referred  to as selling a contract  or  holding a short  position  in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the  following  types of  futures  (including  forward)
contracts: interest rate and index financial futures contracts.

OPTIONS

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  A call option gives the holder  (buyer) the right to buy the underlying asset or instrument from the seller  (writer) of the option.  A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which  the  writer  keeps  regardless  of  whether  the  buyer  uses (or exercises) the option. If the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the
returns   derived  from   underlying   assets  or  instruments   with  differing
characteristics. Most swaps do not involve the delivery of the underlying assets or  instruments  by either  party,  and the parties  might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many  different  forms,  and are known by a  variety  of names  including  caps, floors, and collars.

Common swap agreements that the Fund may use include:

Interest Rate Swaps


Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated,  notional principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period.  For example, a $10 million London Interbank Offer Rate (LIBOR)
swap would require one party to pay the equivalent of the LIBOR rate of interest
(which  fluctuates) on $10 million notional principal amount in exchange for the right to  receive  the  equivalent  of a stated  fixed rate of  interest  on $10 million notional principal amount.


Caps and Floors

Caps and floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (cap) or below  (floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset or instrument  during the specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make  temporary  defensive  investments  in the  following  taxable securities:

REPURCHASE AGREEMENTS

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because the federal government sponsors their activities.

Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures  approved  by the Fund's  Board of  Trustees  (Board),  and the Board
monitors  the  operation of the program.  Any  inter-fund  loan must comply with certain  conditions  set out in the  exemption,  which  are  designed  to assure fairness and protect all participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a AAA municipal  security  with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction  or prevent  the Fund from  selling or buying  other securities to implement its investment strategy.

Tax Risks


In order to be  tax-exempt,  tax  exempt  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in federal  tax laws may cause the  prices of tax exempt  securities  to fall.

The federal  income tax  treatment of payments in respect of certain  derivative contracts  is  unclear.  Additionally,  the Fund  may not be able to  close  out certain  derivative  contracts  when it  wants  to.  Consequently,  the Fund may receive  payments  that are  treated as ordinary  income for federal  income tax purposes.


Liquidity Risks

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivatives  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position  open,  and the Fund  could  incur  losses.  OTC  derivative  contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Fundamental Investment Objective and Policy

The  investment  objective of the Fund is to provide  current income exempt from federal  regular  income tax  (federal  regular  income tax does not include the federal  alternative  minimum tax) and the personal  income taxes imposed by the state of Ohio and Ohio municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80%
of the income that it distributes will be exempt from federal regular income tax
and  the  personal   income  taxes  imposed  by  the  state  of  Ohio  and  Ohio municipalities.


The  investment  objective  and policy  may not be  changed by the Fund's  Board without shareholder approval.


INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge or hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days if immediately after and as a result,  the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may invest in securities  subject to  restrictions  or resale under the
Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.  In applying  the Fund's  commodities  restriction,  investments  in
transactions   involving  futures   contracts  and  options,   forward  currency
contracts,  swap  transactions  and other  financial  contracts  that  settle by payment of cash are not deemed to be investments in commodities.

In  applying  the  Fund's  concentration  limitation,   investments  in  certain
industrial  development  bonds funded by activities in a single industry will be deemed to  constitute  investment  in an  industry.  In  addition:  (a)  utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (b) financial service  companies will be classified  according to end users of their  services,  for  example,  automobile  finance,  bank finance and diversified  finance  will  each be  considered  a  separate  industry;  and (c)
asset-backed  securities will be classified  according to the underlying  assets securing such  securities.  To conform to the current view of the SEC staff that only domestic  bank  instruments  may be excluded  from  industry  concentration limitations,  the Fund will not exclude foreign bank  instruments  from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider  concentration  to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class eliminate the sales charge you pay. You can combine  purchases  of Shares  made on the same day by you,  your spouse and your children under age 21. In addition, purchases made at one time by a trustee or  fiduciary  for a single trust  estate or a single  fiduciary  account can be combined.

Accumulated Purchases

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

o    representing a total or partial distribution from a qualified plan. A total or partial  distribution does not include an account transfer,  rollover or other redemption made for purposes of  reinvestment.  A qualified plan does not include an  Individual  Retirement  Account,  Keogh Plan or a custodial account, following retirement.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES


The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible  to receive it (the  Dealer  Reallowance)  and  retains  any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:



                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of Public Offering
Purchase Amount                    Price

Less than $1 million               1.00%
$1 million or greater1             0.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class F Shares
Purchase Amount                    Advance Commission
                                   as a Percentage of
                                 Public Offering Price

Less than $2 million                   1.00%
$2million -but less than $5 million    0.50%
$5 million or greater                  0.25%



RULE 12B-1 PLAN

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore,  it may  take the  Distributor  a number  of  years to  recoup  these expenses.


SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals or to Federated  Shareholder Services Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under  certain  circumstances,  shareholders  may be held  personally  liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely  event a shareholder  is held  personally  liable for the Fund's obligations,  the  Fund is  required  by the  Declaration  of  Trust  to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.  Trustees may be removed by the Board or by  shareholders at a special meeting.  A special meeting of shareholders  will be called by the Board upon the  written  request of  shareholders  who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of October 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares:  Milards & Co., Oaks, PA, owned approximately 794,959 Shares (9.33%); MLPF&S,  Jacksonville, FL, owned approximately  1,656,220  Shares  (19.43%);  Edward  Jones &  Co.,  Maryland
Heights, MO, owned approximately 2,225,728 Shares (26.12%).


Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax. The Fund will be treated as a single,  separate entity for federal  income tax purposes so that income  earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.  The Fund is  entitled to a loss  carry-forward,  which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

STATE TAXES

Under existing Ohio laws,  distributions made by the Fund will not be subject to
Ohio individual  income taxes to the extent that such  distributions  qualify as
"exempt-interest  dividends"  under the Code and  represent:  (i) interest  from obligations of Ohio or its subdivisions which is exempt from federal income tax;
or (ii) interest or dividends from  obligations  issued by the United States and
its   territories  or  possessions   or  by  any   authority,   commission,   or
instrumentality  of the United  States,  which are exempt from state  income tax under federal laws.  Conversely,  to the extent that  distributions  made by the
Fund are derived from other types of  obligations,  such  distributions  will be subject to Ohio individual income taxes.

Distributions  made by the Fund will not be subject to Ohio corporate  franchise tax to the extent that such distributions qualify as "exempt-interest dividends"
under the Code and  represent:  (i)  interest  from  obligations  of Ohio or its subdivisions  which is exempt from  federal  income  tax;  or (ii) net  interest income  from  obligations  issued by the United  States and its  territories  or possessions or by any  authority,  commission or  instrumentality  of the United
States,  which is  included in federal  taxable  income and which is exempt from state income tax under federal laws.

Exempt-interest  dividends that represent  interest from obligations held by the
Fund which are issued by Ohio or its political sub-divisions will be exempt from any Ohio municipal  income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises six  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds- seven portfolios and WesMark Funds-five portfolios.

As of October 1, 2003,  the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class F Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (Fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupations: Chairman     $0              $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
August 1990
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal     $0           $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 1990           Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $220.67    $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1990
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with  Federated  and its  subsidiaries.  Lawrence  D.  Ellis,  M.D. is
"interested"  because  his  son-in-law  is  employed  by  the  Fund's  principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (Fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupation: Director          $242.73         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $242.73         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $242.73         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $220.67         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving: July   & Co., Inc. (strategic
1999                  business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $220.67         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $242.73         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $264.81         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $220.67         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
August 1990           Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $220.67         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: August 1980    Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since March 1995. He is Vice President of the Trust.
Birth Date: June 1, 1960      Mr. Albrecht joined Federated in 1989. He has been a
VICE PRESIDENT                Senior Portfolio Manager since 1997 and a Vice
Began serving: November 1998  President of the Fund's Adviser since 1994. He was a
                              Portfolio Manager from 1994 to 1996. Mr. Albrecht is a
                              Chartered Financial Analyst and received his M.S. in
                              Public Management from Carnegie Mellon University.

**    Officers do not receive any compensation from the Funds.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       One
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Three
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the federated family of Investment companies AS OF OF DECEMBER 31, 2002

                                        Dollar            Aggregate
                                        Range of    Dollar Range of
                                        Shares      Shares Owned in
                                        Owned             Federated
                                        in Fund           Family of
Interested                                               Investment
Board Member Name                                         Companies

John F. Donahue                         None            Over $100,000
J. Christopher Donahue                  None            Over $100,000
Lawrence D. Ellis, M.D.                 None            Over $100,000

Independent Board Member Name

Thomas G. Bigley                        None            Over $100,000
John T. Conroy, Jr.                     None            Over $100,000
Nicholas P. Constantakis                None            Over $100,000
John F. Cunningham                      None            Over $100,000
Peter E. Madden                         None            Over $100,000
Charles F. Mansfield, Jr.               None            $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.       None            Over $100,000
Marjorie P. Smuts                       None            Over $100,000
John S. Walsh                           None            Over $100,000



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000  per  portfolio  and  $30,000  per each  additional  class  of  Shares.
Federated  Services  Company may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended August 31    2003                 2002           2001

Advisory Fee Earned             $383,495             $328,075       $298,565
Advisory Fee Reduction          188,122              199,326        191,576
Administrative Fee              125,000              125,000        125,000
12b-1 Fee:                      143,811              --             --
Shareholder Services Fee:       239,684              --             --


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes  or  differences  in the Fund's or any class of Shares expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.


Average Annual Total Returns and Yield

Total returns are given for the one-year,  five-year and ten-year  periods ended
August 31, 2003.

Yield and Tax-Equivalent  Yield are given for the 30-day period ended August 31,
2003.

                       30-Day         1 Year    5 Years  10 Years
                       Period
Class F Shares
Total Return
  Before Taxes         N/A            1.13%     3.82%    4.79%
  After Taxes on       N/A            1.13%     3.77%    4.76%
  Distributions
  After Taxes on       N/A            2.34%     3.92%    4.80%
  Distributions
  and Sale of Shares
Yield                  3.94%          N/A       N/A      N/A
Tax-Equivalent Yield   6.85%          N/A       N/A      N/A


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated  similarly to the yield, but is adjusted to reflect the taxable yield that  Shares  would have had to earn to equal the  actual  yield,  assuming  the maximum combined federal and state tax rate. The yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

Set  forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of past  or  future  performance  of the  Fund.  The interest earned by the tax exempt securities owned by the Fund generally remains free from  federal  regular  income  tax and is often  free from state and local taxes as well. However,  some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                    STATE OF OHIO

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      25.00%     28.00%     33.00%     35.00%

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL        12.972%    19.457%     30.201%    34.900%    40.500%    42.500%
& STATE

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
SINGLE              $0 -   $7,001 -   $28,401-   $68,801-  $143,501-      OVER
RETURN:         $7,000    $28,400     $68,800   $143,500   $311,950   $311,950

             ---------- ---------- --------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.62%       0.72%      0.77%      0.84%      0.87%
      1.00%      1.15%      1.24%       1.43%      1.54%      1.68%      1.74%
      1.50%      1.72%      1.86%       2.15%      2.30%      2.52%      2.61%
      2.00%      2.30%      2.48%       2.87%      3.07%      3.36%      3.48%
      2.50%      2.87%      3.10%       3.58%      3.84%      4.20%      4.35%
      3.00%      3.45%      3.72%       4.30%      4.61%      5.04%      5.22%
      3.50%      4.02%      4.35%       5.01%      5.38%      5.88%      6.09%
      4.00%      4.60%      4.97%       5.73%      6.14%      6.72%      6.96%
      4.50%      5.17%      5.59%       6.45%      6.91%      7.56%      7.83%
      5.00%      5.75%      6.21%       7.16%      7.68%      8.40%      8.70%
      5.50%      6.32%      6.83%       7.88%      8.45%      9.24%      9.57%
      6.00%      6.89%      7.45%       8.60%      9.22%     10.08%     10.43%
      6.50%      7.47%      8.07%       9.31%      9.98%     10.92%     11.30%
      7.00%      8.04%      8.69%      10.03%     10.75%     11.76%     12.17%
      7.50%      8.62%      9.31%      10.75%     11.52%     12.61%     13.04%
      8.00%      9.19%      9.93%      11.46%     12.29%     13.45%     13.91%
      8.50%      9.77%     10.55%      12.18%     13.06%     14.29%     14.78%
      9.00%     10.34%     11.17%      12.89%     13.82%     15.13%     15.65%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                    STATE OF OHIO

------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL          14.457%     20.201%     31.900%     34.900%     40.500%     42.500%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $14,001-    $56,801-   $114,651-   $174,701-       OVER
RETURN:          $14,000     $56,800    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%       0.63%       0.73%       0.77%       0.84%       0.87%
      1.00%        1.17%       1.25%       1.47%       1.54%       1.68%       1.74%
      1.50%        1.75%       1.88%       2.20%       2.30%       2.52%       2.61%
      2.00%        2.34%       2.51%       2.94%       3.07%       3.36%       3.48%
      2.50%        2.92%       3.13%       3.67%       3.84%       4.20%       4.35%
      3.00%        3.51%       3.76%       4.41%       4.61%       5.04%       5.22%
      3.50%        4.09%       4.39%       5.14%       5.38%       5.88%       6.09%
      4.00%        4.68%       5.01%       5.87%       6.14%       6.72%       6.96%
      4.50%        5.26%       5.64%       6.61%       6.91%       7.56%       7.83%
      5.00%        5.85%       6.27%       7.34%       7.68%       8.40%       8.70%
      5.50%        6.43%       6.89%       8.08%       8.45%       9.24%       9.57%
      6.00%        7.01%       7.52%       8.81%       9.22%      10.08%      10.43%
      6.50%        7.60%       8.15%       9.54%       9.98%      10.92%      11.30%
      7.00%        8.18%       8.77%      10.28%      10.75%      11.76%      12.17%
      7.50%        8.77%       9.40%      11.01%      11.52%      12.61%      13.04%
      8.00%        9.35%      10.03%      11.75%      12.29%      13.45%      13.91%
      8.50%        9.94%      10.65%      12.48%      13.06%      14.29%      14.78%
      9.00%       10.52%      11.28%      13.22%      13.82%      15.13%      15.65%

Note:The maximum  marginal tax rate for each bracket was used in calculating the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on comparable  taxable  investments  were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Municipal Bond Index

Lehman Brothers  Municipal Bond Index is a broad market  performance  benchmarks for the tax exempt bond market. As of December 1995,  approximately 29,300 bonds were included n the Municipal Bond Index with a market value of $443 billion. To be  included in the Lehman  Brothers  Municipal  Bond  Index,  bonds must have a minimum credit rating of at least Baa. They mush have an  outstanding  par value of at least $3 million  and be issued as part of a  transaction  of at least $50 million.  The index  includes  both zero coupon  bonds and bonds  subject to the
Alternative Minimum Tax.


Lipper, Inc.

Lipper,  Inc.  ranks  funds in various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in offering price over a specific  period of time. From time to time, the
Fund will  quote its  Lipper  ranking  in the "New York  Municipal  Bond  Funds"
category in advertising and sales literature.

Morningstar, Inc.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales Division, Federated Securities Corp.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.



FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended August 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated Ohio Municipal Income Fund dated August 31, 2003.



INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated Ohio Municipal Income Fund

Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS


October 31, 2003


CLASS A SHARES
CLASS B SHARES


A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities by investing primarily in a portfolio of long-term, investment grade Pennsylvania tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 13

How is the Fund Sold? 16

How to Purchase Shares 17

How to Redeem and Exchange Shares 19

Account and Share Information 22

Who Manages the Fund? 23

Financial Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Liquidity Risks. Trading opportunities are more limited for tax exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Sector Risks. Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to funds that invest in multiple states.

Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund's Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 3.56%.


Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 7.43% (quarter ended March 31, 1995). Its lowest quarterly return was (6.05)% (quarter ended March 31, 1994).


Average Annual Total Returns Table



The Average Annual Total Returns for the Fund's Class A Shares and Class B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for both classes. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax-returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA), an average of funds with similar investment objectives. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index. The LDMDFA represents the average of the total returns reported by all mutual funds designed by Lipper, Inc. as falling into the respective category.



(For the periods ended December 31, 2002)


	1 Year	5 Years	10 Years	Start of Performance[1]
Fund
Class A:
Return Before Taxes	4.90%	3.91%	5.67%	N/A
Return After Taxes on Distributions[2]	4.90%	3.87%	5.64%	N/A
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.90%	4.04%	5.58%	N/A
Class B:
Return Before Taxes	3.51%	3.72%	N/A	4.78%
LBMB	9.60%	6.06%	6.71%	N/A
LPMDFA[3]	8.30%	4.60%	5.89%	N/A


1 The Fund's Class B Shares start of performance date was March 4, 1997.



2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.



3 The Fund's investment adviser has elected to discontinue the use of the Lehman Brothers Revenue Bond Index and to retain the LBMB as a benchmark index . The LBMB is representative of the securities typically held by the Fund. The Fund's investment adviser has elected to use the LPMDFA for comparison purposes because it is more representative of the securities typically held by the Fund.


What are the Fund's Fees and Expenses?

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.40%	0.75%
Shareholder Services Fee[4]	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	1.24%	1.59%[5]

1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2003.

Total Waivers of Fund Expenses	0.49%	0.07%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%	1.52%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.33% for the fiscal year ended August 31, 2003.

3 The Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2003. The Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending August 31, 2004.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.23% for the fiscal year ended August 31, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$571	$826	$1,100	$1,882

Expenses assuming no redemption	$571	$826	$1,100	$1,882

Class B:
Expenses assuming redemption	$712	$902	$1,066	$1,796

Expenses assuming no redemption	$162	$502	$ 866	$1,796

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. Interest income from the Fund's investments may be subject to the AMT.


The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.



The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective of efficient manner. for example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.


Because the Fund refers to Pennsylvania municipal investments in its name it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. This policy may not be changed without shareholder approval.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell derivatives contracts that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Derivative Contracts

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).
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The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund offers two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania tax-exempt securities.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days; or
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  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Pennsylvania Municipal Income Fund's dividends will be exempt from the Pennsylvania taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended August 31,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.70	$11.52	$11.09	$11.19	$12.08
Income From Investment Operations:
Net investment income	0.54	0.56 [1]	0.57	0.55	0.56
Net realized and unrealized gain (loss) on investments, futures and swap contracts	(0.19)	0.18 [1]	0.42	(0.11)	(0.79)

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.74	0.99	0.44	(0.23)

Less Distributions:
Distributions from net investment income	(0.54)	(0.56)	(0.56)	(0.54)	(0.56)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.09)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.54)	(0.56)	(0.56)	(0.54)	(0.66)

Net Asset Value, End of Period	$11.51	$11.70	$11.52	$11.09	$11.19

Total Return[2]	3.04%	6.70%	9.18%	4.17%	(2.05)%

Ratios to Average Net Assets:

Expenses	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.58%	4.92%[1]	5.09%	5.10%	4.74%

Expense waiver/reimbursement[3]	0.09%	0.09%	0.10%	0.12%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$210,429	$205,870	$194,407	$193,608	$221,599

Portfolio turnover	17%	18%	16%	23%	28%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended August 31,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.70	$11.53	$11.09	$11.20	$12.08
Income From Investment Operations:
Net investment income	0.45	0.47 [1]	0.48	0.47	0.47
Net realized and unrealized gain (loss) on investments, futures and swap contracts	(0.19)	0.18 [1]	0.43	(0.12)	(0.78)

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.65	0.91	0.35	(0.31)

Less Distributions:
Distributions from net investment income	(0.45)	(0.48)	(0.47)	(0.46)	(0.47)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.09)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.45)	(0.48)	(0.47)	(0.46)	(0.57)

Net Asset Value, End of Period	$11.51	$11.70	$11.53	$11.09	$11.20

Total Return[2]	2.26%	5.79%	8.42%	3.29%	(2.70)%

Ratios to Average Net Assets:

Expenses	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income	3.81%	4.15%[1]	4.32%	4.34%	3.98%

Expense waiver/reimbursement[3]	0.07%	0.07%	0.08%	0.10%	0.08%

Supplemental Data:

Net assets, end of period (000 omitted)	$70,339	$61,535	$51,468	$43,249	$46,828

Portfolio turnover	17%	18%	16%	23%	28%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 313923708
Cusip 313923807


G00577-02 (10/03)


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

A Portfolio of Federated Municipal Securities Income Trust

Statement of additional Information


October 31, 2003


Class A Shares
Class B Shares


This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in  conjunction  with the prospectus  for Federated  Pennsylvania  Municipal
Income Fund (Fund), dated October 31, 2003.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
0090701B (10/03)

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income
Trust (Trust). The Trust is an open-end,  management investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on August 6,
1990. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of  securities.  The Trust changed its name from  Municipal
Securities  Income  Trust to  Federated  Municipal  Securities  Income  Trust on
October 1, 1999.

The Board of Trustees (the Board) has  established  two classes of shares of the
Fund, known as Class A Shares and Class B Shares  (Shares).  This SAI relates to both classes of Shares.  The Fund's investment  adviser is Federated  Investment
Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable  rate demand  instruments  are tax exempt  securities  that require the issuer or a third party,  such as a dealer or bank, to  repurchase  the security for its face value upon demand.  The securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Fund treats demand  instruments  as  short-term  securities,  because their  variable interest rate adjusts in response to changes in market rates,  even though their stated maturity may extend beyond 13 months.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable  to  projects  financed  by the  bonds.  For  example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants  sales,  and related tax collections, failed to increase as anticipated.

Credit Enhancement

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a  default  occurs,  these  assets  may be  sold  and the  proceeds  paid to the security's  holders.  Either form of credit enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts


Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets or instruments.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)  require  payments  relating to the income or returns from the underlying asset or instrument.  The other party to a derivative contract is referred to as a counterparty.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.
This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a derivative  contract and the  underlying  asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following  types of derivative  contracts,  as well as combinations  of these  contracts,  including,  but not limited  to,  options on futures contracts, options on forward contracts and options on swaps.

FUTURES CONTRACTS


Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified  amount of an  underlying  asset or instrument at a specified price,  date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering  into a contract  to sell an  underlying  asset is commonly referred  to as selling a contract  or  holding a short  position  in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTCs are frequently referred to as forward contracts.


The Fund may buy or sell the  following  types of  futures  (including  forward)
contracts: interest rate and index financial futures contracts.

OPTIONS

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  A call option gives the holder  (buyer) the right to buy the underlying asset or instrument from the seller  (writer) of the option.  A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which  the  writer  keeps  regardless  of  whether  the  buyer  uses (or exercises) the option. If the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the
returns   derived  from   underlying   assets  or  instruments   with  differing
characteristics. Most swaps do not involve the delivery of the underlying assets or  instruments  by either  party,  and the parties  might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many  different  forms,  and are known by a  variety  of names  including  caps, floors, and collars.

Common swap agreements that the Fund may use include:

Interest Rate Swaps


Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated,  notional principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period.  For example, a $10 million London Interbank Offer Rate (LIBOR)
swap would require one party to pay the equivalent of the LIBOR rate of interest
(which  fluctuates) on $10 million notional principal amount in exchange for the right to  receive  the  equivalent  of a stated  fixed rate of  interest  on $10 million notional principal amount.


Caps and Floors

Caps and floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (cap) or below  (floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset or instrument  during the specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make  temporary  defensive  investments  in the  following  taxable securities:

REPURCHASE AGREEMENTS

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because the federal government sponsors their activities.

Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks


Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a AAA tax exempt  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction  or prevent  the Fund from  selling or buying  other securities to implement its investment strategy.

Tax Risks


In order to be  tax-exempt,  tax  exempt  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in federal  tax laws may cause the  prices of tax exempt  securities  to fall.

The federal  income tax  treatment of payments in respect of certain  derivative contracts  is  unclear.  Additionally,  the Fund  may not be able to  close  out certain  derivative  contracts  when it  wants  to.  Consequently,  the Fund may receive  payments  that are  treated as ordinary  income for federal  income tax purposes.


Liquidity Risks

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivatives  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position  open,  and the Fund  could  incur  losses.  OTC  derivative  contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Fundamental Investment Objective and Policy

The Fund's investment objective is to provide current income exempt from federal regular  income tax  (federal  regular  income tax does not  include the federal alternative  minimum tax) and the personal  income taxes imposed by the state of
Pennsylvania and Pennsylvania municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80%
of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax.


The  investment  objective  and policy  may not be  changed by the Fund's  Board without shareholder approval.


INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent permitted under the Investment  Company Act of 1940 ("1940
Act").

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge or hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven, days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may invest in securities  subject to  restrictions  or resale under the
Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.  In applying  the Fund's  commodities  restriction,  investments  in
transactions   involving  futures   contracts  and  options,   forward  currency
contracts,  swap  transactions  and other  financial  contracts  that  settle by payment of cash are not deemed to be investments in commodities.

In  applying  the  Fund's  concentration  limitation,   investments  in  certain
industrial  development  bonds funded by activities in a single industry will be deemed to  constitute  investment  in an  industry.  In  addition:  (a)  utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (b) financial service  companies will be classified  according to end users of their  services,  for  example,  automobile  finance,  bank finance and diversified  finance  will  each be  considered  a  separate  industry;  and (c)
asset-backed  securities will be classified  according to the underlying  assets securing such  securities.  To conform to the current view of the SEC staff that only domestic  bank  instruments  may be excluded  from  industry  concentration limitations,  the Fund will not exclude foreign bank  instruments  from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider  concentration  to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all  securities and other assets of the Fund. The NAV for each class of
Shares may  differ due to the  variance  in daily net  income  realized  by each class.  Such  variance  will  reflect  only  accrued  net  income  to which  the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts (Class A Shares)

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases  (Class A Shares)

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases (Class A Shares)

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible  to receive it (the  Dealer  Reallowance)  and  retains  any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of
                                   Public Offering
Purchase Amount                    Price

Less than $100,000                 4.00%
$100,000 but less than $250,000    3.25%
$250,000 but less than $500,000    2.25%
$500,000 but less than $1 million  1.80%
$1 million or greater              0.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

                                   Advance Commission
                                   as a Percentage of
                                   Public Offering
Purchase Amount                    Price
First $1 million - $5 million      0.75%
Next $5 million - $20 million      0.50%
Over $20 million                   0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
                                                 as a Percentage of
                                                 Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%



RULE 12B-1 PLAN (Class A Shares and Class B Shares)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals  or Federated  Shareholder  Services  Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under  certain  circumstances,  shareholders  may be held  personally  liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely  event a shareholder  is held  personally  liable for the Fund's obligations,  the  Fund is  required  by the  Declaration  of  Trust  to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.


As of  October  1,  2003,  there  were no  shareholders  that  owned of  record, beneficially,  or both,  5% or more of  outstanding  Class A  Shares  or Class B
Shares.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax. The Fund will be treated as a single,  separate entity for federal  income tax purposes so that income  earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.


STATE TAXES

Under existing  Pennsylvania  laws,  distributions made by the fund derived from earnings from interest on exempt federal  obligations and obligations  issued by
Pennsylvania,  its  political  sub  divisions,  public  authorities,  boards  or commissions are not subject to Pennsylvania personal income taxes. Distributions made by the fund will be subject to  Pennsylvania  personal  income taxes to the extent  that they are  derived  from gain  realized by the fund from the sale or exchange or otherwise tax exempt obligations.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises six  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds- seven portfolios and WesMark Funds-five portfolios.

As of  October  1,  2003,  the  Fund's  Board  and  Officers  as a  group  owned approximately 348,690 (1.91%) of the Fund's outstanding Class A Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupations: Chairman     $0            $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
August 1990
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal    $0            $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 1990           Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director       $332.37     $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1990
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupation: Director          $365.62         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $365.62         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $365.62         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $332.37         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving: July   & Co., Inc. (strategic
1999                  business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $332.37         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $365.62         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $398.85         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $332.37         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
August 1990           Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $332.37         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: August 1990    Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since March 1995. He is Vice President of the Trust.
Birth Date: June 1, 1960      Mr. Albrecht joined Federated in 1989. He has been a
VICE PRESIDENT                Senior Portfolio Manager since 1997 and a Vice
Began serving: November 1998  President of the Fund's Adviser since 1994. He was a
                              Portfolio Manager from 1994 to 1996. Mr. Albrecht is a
                              Chartered Financial Analyst and received his M.S. in
                              Public Management from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       One
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Three
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the federated  family of Investment companies AS OF DECEMBER 31, 2002

                                     Dollar                Aggregate
                                     Range of        Dollar Range of
                                     Shares          Shares Owned in
                                     Owned                 Federated
                                     in Fund               Family of
Interested                                                Investment
Board Member Name                                          Companies

John F. Donahue                   None                  Over $100,000
J. Christopher Donahue            Over $100,000         Over $100,000
Lawrence D. Ellis, M.D.           None                  Over $100,000

Independent Board Member Name

Thomas G. Bigley                   None                 Over $100,000
John T. Conroy, Jr.                None                 Over $100,000
Nicholas P. Constantakis           None                 Over $100,000
John F. Cunningham                 None                 Over $100,000
Peter E. Madden                    None                 Over $100,000
Charles F. Mansfield, Jr.          None                 $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.  None                 Over $100,000
Marjorie P. Smuts                  None                 Over $100,000
John S. Walsh                      None                 Over $100,000



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000  per  portfolio  and  $30,000  per each  additional  class  of  Shares.
Federated  Services  Company may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended August 31    2003                 2002           2001

Advisory Fee Earned             $1,131,619           $1,003,181     $937,384
Advisory Fee Reduction          187,281              169,880        177,111
Administrative Fee              212,744              188,639        176,462
12b-1 Fee:
 Class A Shares                 0                    --             --
 Class B Shares                 512,789              --             --
Shareholder Services Fee:
  Class A Shares                493,425              --             --
  Class B Shares                170,930              --             --

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.


Average Annual Total Returns and Yield

Total  returns  are  given for the  one-year,  five-year,  ten-year  or Start of
Performance periods ended August 31, 2003.

Yield and Tax-Equivalent  Yield are given for the 30-day period ended
August 31, 2003.

                       30-Day         1 Year    5 Years  10 Years
                       Period
Class A Shares
Total Return
  Before Taxes         N/A            (1.59)%   3.18%    4.77%
  After Taxes on       N/A            (1.59)%   3.14%    4.74%
  Distributions
  After Taxes on       N/A            0.56%     3.38%    4.79%
  Distributions
  and Sale of Shares
Yield                  3.94%          N/A       N/A      N/A
Tax-Equivalent Yield   6.33%          N/A       N/A      N/A

                       30-Day         1 Year    5 Years  Start of
                       Period                            Performance on
                                                         3/4/1997
Class B Shares
Total Return
  Before Taxes         N/A            (3.15)%   3.01%    4.46%
  After Taxes on       N/A            (3.15)%   2.97%    4.42%
  Distributions
  After Taxes on       N/A            (0.67)%   3.14%    4.42%
  Distributions
  and Sale of Shares
Yield                  3.35%          N/A       N/A      N/A
Tax-Equivalent Yield   5.39%          N/A       N/A      N/A


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated  similarly to the yield, but is adjusted to reflect the taxable yield that  Shares  would have had to earn to equal the  actual  yield,  assuming  the maximum combined federal and state tax rate. The yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

Set  forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of past  or  future  performance  of the  Fund.  The interest earned by the tax exempt securities owned by the Fund generally remains free from  federal  regular  income  tax and is often  free from state and local taxes as well. However,  some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                STATE OF PENNSYLVANIA

------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL          12.800%     17.800%     27.800%     30.800%     35.800%     37.800%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $14,001-    $56,801-   $114,651-   $174,701-       OVER
RETURN:          $14,000     $56,800    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE                $0-     $7,001-    $28,401-    $68,801-   $143,501-       OVER
RETURN:           $7,000     $28,400     $68,800    $143,500    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.57%       0.61%       0.69%       0.72%       0.78%       0.80%
      1.00%        1.15%       1.22%       1.39%       1.45%       1.56%       1.61%
      1.50%        1.72%       1.82%       2.08%       2.17%       2.34%       2.41%
      2.00%        2.29%       2.43%       2.77%       2.89%       3.12%       3.22%
      2.50%        2.87%       3.04%       3.46%       3.61%       3.89%       4.02%
      3.00%        3.44%       3.65%       4.16%       4.34%       4.67%       4.82%
      3.50%        4.01%       4.26%       4.85%       5.06%       5.45%       5.63%
      4.00%        4.59%       4.87%       5.54%       5.78%       6.23%       6.43%
      4.50%        5.16%       5.47%       6.23%       6.50%       7.01%       7.23%
      5.00%        5.73%       6.08%       6.93%       7.23%       7.79%       8.04%
      5.50%        6.31%       6.69%       7.62%       7.95%       8.57%       8.84%
      6.00%        6.88%       7.30%       8.31%       8.67%       9.35%       9.65%
      6.50%        7.45%       7.91%       9.00%       9.39%      10.12%      10.45%
      7.00%        8.03%       8.52%       9.70%      10.12%      10.90%      11.25%
      7.50%        8.60%       9.12%      10.39%      10.84%      11.68%      12.06%
      8.00%        9.17%       9.73%      11.08%      11.56%      12.46%      12.86%
      8.50%        9.75%      10.34%      11.77%      12.28%      13.24%      13.67%
      9.00%       10.32%      10.95%      12.47%      13.01%      14.02%      14.47%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Municipal Bond Index

Lehman Brothers  Municipal Bond Index is a broad market  performance  benchmarks for the tax exempt bond market. As of December 1995,  approximately 29,300 bonds were included n the Municipal Bond Index with a market value of $443 billion. To be  included in the Lehman  Brothers  Municipal  Bond  Index,  bonds must have a minimum credit rating of at least Baa. They mush have an  outstanding  par value of at least $3 million  and be issued as part of a  transaction  of at least $50 million.  The index  includes  both zero coupon  bonds and bonds  subject to the
Alternative Minimum Tax.


Lipper, Inc.

Lipper,  Inc.  ranks  funds in various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in offering price over a specific  period of time. From time to time, the
Fund will  quote its  Lipper  ranking  in the  "general  municipal  bond  funds"
category in advertising and sales literature.

Morningstar, Inc.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales Division, Federated Securities Corp.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.



FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended August 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated Pennsylvania Municipal Income Fund dated August 31, 2003.



INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated Pennsylvania Municipal Income Fund

Class A Shares
Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS


October 31, 2003


CLASS A SHARES
CLASS B SHARES


A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities by investing primarily in a portfolio of long-term, investment-grade California tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 16

How is the Fund Sold? 20

How to Purchase Shares 21

How to Redeem and Exchange Shares 23

Account and Share Information 27

Who Manages the Fund? 28

Financial Information 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment-grade securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Sector Risks. Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's economy is dependent upon high technology, entertainment, trade and construction. A downturn in any of these industries could have a negative impact on the economy of California. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Finally, California is experiencing an energy crisis which prompted a downgrade of its credit by the rating agencies.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

  Liquidity Risks. Trading opportunities are more limited for tax exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund's Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 2.97%.



Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 9.04% (quarter ended March 31, 1995). Its lowest quarterly return was (7.76)% (quarter ended March 31, 1994).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class A and B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index and the Lipper California Municipal Debt Funds Average (LCAMDFA) an average of funds with similar objectives. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The LCAMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.



(For the periods ended December 31, 2002)


	1 Year	5 Years	10 Years	Start of Performance	[1]
Class A Shares:
Return Before Taxes	2.84%	4.12%	5.78%	--

Return After Taxes on Distributions[2]	2.84%	4.12%	5.78%	--

Return after Taxes on Distributions and Sale of Fund Shares [2]	3.57%	4.24%	5.69%	--

Class B Shares:
Returns Before Taxes	1.41%	3.97%	-- 	4.34%
LBMB	9.60%	6.06%	6.71%	--

LCAMDFA[3]	7.81%	4.89%	6.16 	--

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1 The Fund's Class B Shares start of performance date was December 1, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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3 The Fund's investment adviser has elected to discontinue the use of the Lehman Brothers Revenue Bond Index and to retain the LBMB as a benchmark index. The LBMB is representative of the securities typically held by the Fund. The Fund's investment adviser has elected to use the LCAMDFA for comparison purposes because it is more representative of the securities typically held by the Fund.

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What are the Fund's Fees and Expenses?

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares or Class B Shares.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.25%	0.75%
Shareholder Services Fee	0.25%	0.25%
Other Expenses[4]	0.40%	0.40%
Total Annual Fund Operating Expenses	1.30%	1.80%[5]

1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2003.

Total Waivers and Reimbursements of Fund Expenses	0.80%	0.55%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.50%	1.25%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2003.

3 The distributor voluntarily waived the distribution (12b-1) fee for the Class A Shares. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2003.

4 The adviser has voluntarily reimbursed other operating expenses of the Fund. The adviser can terminate this voluntary reimbursement of other operating expenses at any time. The total other operating expenses paid by the Fund for Class A Shares and Class B Shares (after the voluntary reimbursement) was 0.25%, and 0.25%, respectively, for the fiscal year ended August 31, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A and Class B Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$576	$844	$1,131	$1,947

Expenses assuming no redemption	$576	$844	$1,131	$1,947

Class B:
Expenses assuming redemption	$733	$966	$1,175	$1,985

Expenses assuming no redemption	$183	$566	$975	$1,985

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest income from the Fund's investments may be subject to AMT.

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The Fund invests primarily in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.

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Because the Fund refers to California municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. This policy may not be changed without shareholder approval.

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HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Inverse Floaters

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An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

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Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

California's economy is dependent upon high technology, entertainment, trade and construction. A downturn in any of these industries could have a negative impact on the economy of the state. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Specifically, Proposition 13 limits the valuation of real property for tax purposes and the power of local authorities to increase property tax rates and revenues; Proposition 62 requires that a majority of voters approve new general taxes; and Proposition 218 requires two-thirds voter approval for the imposition of new special taxes. In addition, since many local revenues are dependent upon real property taxation, fluctuations in real estate prices can affect local revenues. Finally, California is experiencing an electricity crisis which prompted a downgrade of its credit by the rating agencies.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close our certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchanged-traded contracts.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse and your children under age 21; or
    of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund offers two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

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You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

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For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated California Municipal Income Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Lee R. Cunningham II

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

Lee R. Cunningham II has been a Portfolio Manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.

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J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.00	$11.08	$10.65	$10.49	$11.13
Income From Investment Operations:
Net investment income	0.52	0.52 [1]	0.53	0.52	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)	(0.08)[1]	0.43	0.16	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.44	0.96	0.68	(0.12)

Less Distributions:
Distributions from net investment income	(0.52)	(0.52)	(0.53)	(0.52)	(0.52)

Net Asset Value, End of Period	$10.70	$11.00	$11.08	$10.65	$10.49

Total Return[2]	1.98%	4.16%	9.27%	6.82%	(1.20)%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	4.72%	4.81%[1]	4.91%	5.08%	4.70%

Expense waiver/reimbursement[3]	0.80%	0.85%	0.91%	0.97%	1.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$36,607	$39,872	$30,079	$23,465	$28,054

Portfolio turnover	24%	21%	30%	57%	35%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.00	$11.08	$10.65	$10.49	$11.13
Income From Investment Operations:
Net investment income	0.44	0.44 [1]	0.45	0.45	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)	(0.08)[1]	0.43	0.16	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.14	0.36	0.88	0.61	(0.20)

Less Distributions:
Distributions from net investment income	(0.44)	(0.44)	(0.45)	(0.45)	(0.44)

Net Asset Value, End of Period	$10.70	$11.00	$11.08	$10.65	$10.49

Total Return[2]	1.22%	3.39%	8.46%	6.03%	(1.92)%

Ratios to Average Net Assets:

Expenses	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income	3.97%	4.05%[1]	4.16%	4.34%	3.96%

Expense waiver/reimbursement[3]	0.55%	0.60%	0.66%	0.72%	0.82%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,921	$49,363	$43,675	$36,577	$35,594

Portfolio turnover	24%	21%	30%	57%	35%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 313923104
Cusip 313923203

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2092918A (10/03)

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FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

Statement of Additional Information

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October 31, 2003


Class A shares
Class B Shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for Federated California Municipal Income
Fund (Fund), dated October 31, 2003.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
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2092918B  (10/03)


HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income
Trust (Trust). The Trust is an open-end,  management investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on August 6,
1990. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of  securities.  The Trust changed its name from  Municipal
Securities  Income  Trust to  Federated  Municipal  Securities  Income  Trust on
October 1, 1999.

The Board of Trustees (the Board) has  established  two classes of shares of the
Fund, known as Class A Shares and Class B Shares  (Shares).  This SAI relates to both classes of Shares.  The Fund's investment  adviser is Federated  Investment
Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

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In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable  rate demand  instruments  are tax exempt  securities  that require the issuer or a third party,  such as a dealer or bank, to  repurchase  the security for its face value upon demand.  The securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Fund treats demand  instruments  as  short-term  securities,  because their  variable interest rate adjusts in response to changes in market rates,  even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a  default  occurs,  these  assets  may be  sold  and the  proceeds  paid to the security's  holders.  Either form of credit enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets or instruments.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)  require  payments  relating to the income or returns from the underlying asset or instrument.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a derivative  contract and the  underlying  asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following  types of derivative  contracts,  as well as combinations  of these  contracts,  including,  but not limited  to,  options on futures contracts, options on forward contracts and options on swaps.

FUTURES CONTRACTS

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified  amount of an  underlying  asset or instrument at a specified  price,  date and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering  into a contract  to sell an  underlying  asset is commonly referred  to as selling a contract  or  holding a short  position  in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTCs are frequently referred to as forward contracts.

The Fund may buy or sell the  following  types of  futures  (including  forward)
contracts: interest rate and index financial futures contracts.

OPTIONS

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  A call option gives the holder  (buyer) the right to buy the underlying asset or instrument from the seller  (writer) of the option.  A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which  the  writer  keeps  regardless  of  whether  the  buyer  uses (or exercises) the option. If the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the
returns   derived  from   underlying   assets  or  instruments   with  differing
characteristics. Most swaps do not involve the delivery of the underlying assets or  instruments  by either  party,  and the parties  might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

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Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated,  notional principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period.  For example, a $10 million London Interbank Offer Rate (LIBOR)
swap would require one party to pay the equivalent of the LIBOR rate of interest
(which  fluctuates) on $10 million notional principal amount in exchange for the right to  receive  the  equivalent  of a stated  fixed rate of  interest  on $10 million notional principal amount.


Caps and Floors

Caps and floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (cap) or below  (floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset or instrument  during the specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make  temporary  defensive  investments  in the  following  taxable securities:

REPURCHASE AGREEMENTS

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a AAA municipal  security  with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction  or prevent  the Fund from  selling or buying  other securities to implement its investment strategy.

Tax Risks

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In order to be tax  exempt,  tax  exempt  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in federal  tax laws may cause the  prices of tax exempt  securities  to fall.


The federal  income tax  treatment of payments in respect of certain  derivative contracts  is  unclear.  Additionally,  the Fund  may not be able to  close  out certain  derivative  contracts  when it  wants  to.  Consequently,  the Fund may receive  payments  that are  treated as ordinary  income for federal  income tax purposes.

Liquidity Risks

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivatives  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position  open,  and the Fund  could  incur  losses.  OTC  derivative  contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Fundamental Investment Objective and Policy

The Fund's investment objective is to provide current income exempt from federal regular  income tax  (federal  regular  income tax does not  include the federal alternative  minimum tax) and the personal  income taxes imposed by the state of
California and California municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80%
of the income that it distributes will be exempt from federal regular income tax and the personal  income taxes imposed by the state of California and California municipalities.

The  investment  objective  and policy  may not be  changed by the Fund's  Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted  under the Investment  Company Act of 1940 (the
"1940 Act").

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Buying on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may invest its securities  subject to  restrictions on resale under the
Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.

In applying  the Fund's  commodities  limitation,  investments  in  transactions involving  futures  contracts  and options,  forward  currency  contracts,  swap transactions  and other  financial  contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration  limitation:  (a) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will  each be  considered  a  separate  industry;  (b)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a  separate  industry;  and (c)  asset-backed securities will be classified  according to the underlying  assets securing such securities.  To conform to the current view of the SEC staff that only  domestic bank instruments may be excluded from industry  concentration  limitations,  the
Fund will not exclude  foreign  bank  instruments  from  industry  concentration limits  as long as the  policy  of the SEC  remains  in  effect.  The Fund  will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all  securities and other assets of the Fund. The NAV for each class of
Shares may  differ due to the  variance  in daily net  income  realized  by each class.  Such  variance  will  reflect  only  accrued  net  income  to which  the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

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Quantity Discounts (Class A Shares)


Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

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Accumulated Purchases  (Class A Shares)


If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.


Concurrent Purchases (Class A Shares)


You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

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The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of Public Offering
Purchase Amount                    Price

Less than $100,000                 4.00%
$100,000 but less than $250,000    3.25%
$250,000 but less than $500,000    2.25%
$500,000 but less than $1 million  1.80%
$1 million or greater              0.00%



ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

                               Advance Commission
                               as a Percentage of
                               Public Offering
Purchase Amount                Price

First $1 million - $5 million  0.75%
Next $5 million - $20 million  0.50%
Over $20 million               0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
                                                 as a Percentage of
                                                 Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%


RULE 12B-1 PLAN (Class A Shares and Class B Shares)

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As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.


Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.



SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals or to Federated  Shareholder Services Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS


Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.


As of October 2, 2003, the following shareholders owned of record, beneficially, or both,  5% or more of  outstanding  Class A Shares:  Edward  Jones &  Co.,
Maryland Hts., MO, owned approximately 501,772 Shares (14.87)%; Dean Witter, New
York, NY, owned approximately 360,699 Shares (10.69)%; MLPF&S, Jacksonville,
FL, owned  approximately  348,607 Shares (10.33)% and CitiGroup  Global Markets,
Inc., New York, NY, owned approximately 278,517 Shares (8.25)%.

As of October 2, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Class B Shares:  CitiGroup  Global  Markets,
Inc., New York, NY, owned approximately 1,007,547 Shares (21.59)%.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.

STATE TAXES


Under  existing  California  laws,  distributions  made by the Fund  will not be subject to California  individual  income taxes provide that such  distributions qualify as "exempt-interest dividends" under the California Revenue and Taxation
Code,  and provided  further that at the close of each quarter,  at least 50% of the value of the total assets of the Fund consists of  obligations  the interest on which is exempt from  California  taxation under either the  Constitution  or laws of California or the  Constitution  or laws of the United States.  The Fund will furnish its shareholders  with a written note  designating  exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent  that  distributions  made by the Fund are  derived  from other  types of obligations,  such distributions will be subject to California individual income taxes.


Dividends  of the Fund are not  exempt  from the  California  taxes  payable  by corporations.

State and Local Taxes

Income  from the Fund is not  necessarily  free from taxes in states  other than
California.  Shareholders are urged to consult their own tax advisers  regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises six  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following  investment  company  complexes:  Golden Oak(R) Family of Funds- seven portfolios.;  Banknorth Funds-four portfolios;  Riggs Funds-eight portfolios and
WesMark Funds-five portfolios

As of October 2, 2003,  the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class A and Class B Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)
                      Principal Occupations: Chairman     $0            $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
August 1990
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal      $0          $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 1990           Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director    $217.75    $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1990
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupation: Director          $239.53         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $239.53         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $239.53         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $217.75         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving: July   & Co., Inc. (strategic
1999                  business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $217.75         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $239.53         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $261.30         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $217.75         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
August 1990           Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $217.75         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: June 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since March 1995.  He is Vice President of the Trust.
Birth Date: June 1, 1960      Mr. Albrecht joined Federated in 1989. He has been a
VICE PRESIDENT                Senior Portfolio Manager since 1997 and a Vice
Began serving: November 1998  President of the Fund's Adviser since 1994. He was a
                              Portfolio Manager from 1994 to 1996. Mr. Albrecht is a
                              Chartered Financial Analyst and received his M.S. in
                              Public Management from Carnegie Mellon University.

**   Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF DECEMBER 31, 2002

                     Dollar            Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
                     Owned             Federated
                     in Fund           Family of
Interested                            Investment
Board Member Name                      Companies

John F. Donahue            None    Over $100,000
J. Christopher Donahue     None    Over $100,000
Lawrence D. Ellis, M.D.    None    Over $100,000

Independent Board Member Name

Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P. Constantakis   None    Over $100,000
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F. Mansfield, Jr.  None    $50,001 - $100,000
John E. Murray,            None    Over $100,000
   Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.


As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.


In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.


The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.


The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000  per  portfolio  and  $30,000  per each  additional  class  of  Shares.
Federated  Services  Company may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31    2003                 2002           2001

Advisory Fee Earned             $362,286             $318,555       $262,838
Advisory Fee Reduction          362,286              318,555        262,838
Administrative Fee              155,000              155,000        155,000
12b-1 Fee:
 Class A Shares                 --                   --             --
 Class B Shares                 390,864              --             --
Shareholder Services Fee:
  Class A Shares                96,141               --             --
  Class B Shares                130,288              --             --

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

Average Annual Total Returns and Yield

Total  returns  are  given for the  one-year,  five-year,  ten-year  or Start of
Performance periods ended August 31, 2003.

Yield and Tax-Equivalent  Yield are given for the 30-day period ended August 31,
2003.


                       30-Day         1 Year    5 Years      10 Years
                       Period
Class A Shares:
Total Return
  Before Taxes         N/A            (2.62)%   3.20%        4.60%
  After Taxes on       N/A            (2.62)%   3.20%        4.60%
  Distributions
  After Taxes on       N/A            (0.09)%   3.42%        4.66%
  Distributions
  and Sale of Shares
Yield                  4.20%          N/A       N/A          N/A
Tax-Equivalent Yield   7.54%          N/A       N/A          N/A
--------------------------------------------------------------------------------
                       30-Day         1 Year    5 Years      Start of
                       Period                                Performance on
                                                             12/1/1997
Class B Shares:
Total Return
  Before Taxes         N/A            (4.13)%   3.03%        3.75%
  After Taxes on       N/A            (4.13)%   3.03%        3.75%
  Distributions
  After Taxes on       N/A            (1.27)%   3.19%        3.81%
  Distributions
  and Sale of Shares
Yield                  3.65%          N/A       N/A          N/A
Tax-Equivalent Yield   6.55%          N/A       N/A          N/A
--------------------------------------------------------------------------------


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated  similarly to the yield, but is adjusted to reflect the taxable yield that  Shares  would have had to earn to equal the  actual  yield,  assuming  the maximum combined federal and state tax rate. The yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set  forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of past  or  future  performance  of the  Fund.  The interest earned by the tax exempt securities owned by the Fund generally remains free from  federal  regular  income  tax and is often  free from state and local taxes as well. However,  some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


Updated to Reflect the Jobs and Growth Tax Relief Reconciliation Act (JGTRRA) of
2003

                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                 STATE OF CALIFORNIA

------------ ---------- ---------- --------------------------------------------
 COMBINED
  FEDERAL       12.00%     21.00%      34.30%     37.30%     42.30%     44.30%
& STATE

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
  SINGLE            $0 -   $7,001 -   $28,401-   $68,801-  $143,501-      OVER
  RETURN:       $7,000    $28,400     $68,800   $143.500   $311,950   $311,950

             ------------------------------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
   0.50%         0.57%      0.63%       0.76%      0,80%      0.87%      0.90%

   1.00%         1.14%      1.27%       1.52%      1.59%      1.73%      1.80%

   1.50%         1.70%      1.90%       2.28%      2.39%      2.60%      2.69%

   2.00%         2.27%      2.53%       3.04%      3.19%      3.47%      3.59%

   2.50%         2.84%      3.16%       3,81%      3.99%      4.33%      4.49%

   3.00%         3.41%      3.80%       4.57%      4.78%      5.20%      5.39%

   3.50%         3.98%      4.43%       5.33%      5.58%      6.07%      6.28%

   4.00%         4.55%      5.06%       6.09%      6.38%      6.93%      7.18%

   4.50%         5.11%      5.70%       6.85%      7.18%      7.80%      8.08%

   5.00%         5.68%      6.33%       7.61%      7.97%      8.67%      8.98%

   5.50%         6.25%      6.96%       8.37%      8.77%      9.53%      9.87%

   6.00%         6.82%      7.59%       9.13%      9.57%     10.40%     10.77%

   6.50%         7.39%      8.23%       9.89%     10.37%     11.27%     11.67%

   7.00%         7.95%      8.86%      10.65%     11.16%     12.13%     12.57%

   7.50%         8.52%      9.49%      11.42%     11.96%     13.00%     13.46%

   8.00%         9.09%     10.13%      12.18%     12.76%     13.86%     14.36%

   8.50%         9.66%     10.76%      12.94%     13.56%     14.73%     15.26%

   9.00%        10.23%     11.39%      13.70%     14.35%     15.60%     16.16%

Note:The maximum  marginal tax rate for each bracket was used in calculating the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on comparable  taxable  investments  were not used to increase federal deductions.

Updated to Reflect the Jobs and Growth Tax Relief Reconciliation Act (JGTRRA) of
2003

                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                 STATE OF CALIFORNIA

------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL         12.00%     21.00%      34.30%     37.30%     42.30%     44.30%
& STATE

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
JOINT               $0 -  $14,001 -   $56,801-  $114,651-  $174,701-      OVER
RETURN:        $14,000    $56,800    $114,650   $174,700   $311,950   $311,950

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.63%       0.76%      0.80%      0.87%      0.90%

      1.00%      1.14%      1.27%       1.52%      1.59%      1.73%      1.80%

      1.50%      1.70%      1.90%       2.28%      2.39%      2.60%      2.69%

      2.00%      2.27%      2.53%       3.04%      3.19%      3.47%      3.59%

      2.50%      2.84%      3.16%       3.81%      3.99%      4.33%      4.49%

      3.00%      3.41%      3.80%       4.57%      4.78%      5.20%      5.39%

      3.50%      3.98%      4.43%       5.33%      5.58%      6.07%      6.28%

      4.00%      4.55%      5.06%       6.09%      6.38%      6.93%      7.18%

      4.50%      5.11%      5.70%       6.85%      7.18%      7.80%      8.08%

      5.00%      5.68%      6.33%       7.61%      7.97%      8.67%      8.98%

      5.50%      6.25%      6.96%       8.37%      8.77%      9.53%      9.87%

      6.00%      6.82%      7.59%       9.13%      9.57%     10.40%     10.77%

      6.50%      7.39%      8.23%       9.89%     10.37%     11.27%     11.67%

      7.00%      7.95%      8.86%      10.65%     11.16%     12.13%     12.57%

      7.50%      8.52%      9.49%      11.42%     11.96%     13.00%     13.46%

      8.00%      9.09%     10.13%      12.18%     12.76%     13.86%     14.36%

      8.50%      9.66%     10.76%      12.94%     13.56%     14.73%     15.26%

      9.00%     10.23%     11.39%      13.70%     14.35%     15.60%     16.16%

Note:The maximum  marginal tax rate for each bracket was used in calculating the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on comparable  taxable  investments  were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Municipal Bond Index

Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term,  investment grade, tax exempt bond market. Returns and attributes for the  index  are  calculated  semi-monthly..  To be  included  in the  Lehman
Brothers  Municipal  Bond Index,  bonds must have a minimum  credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.


Lipper, Inc.

Lipper,  Inc.  ranks  funds in various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in NAV over a specific  period of time.  From time to time, the Fund will quote its Lipper  ranking in the  "general  municipal  bond  funds"  category in advertising and sales literature.

Morningstar, Inc.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds


In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.


Mutual Fund Market


Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

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Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

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Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales Division, Federated Securities Corp.

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Broker/Dealers and Bank Broker/Dealer Subsidiaries

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Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.

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FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended August 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated California Municipal Income Fund dated August 31, 2003.

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INVESTMENT RATINGS

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Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.

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Addresses

Federated California Municipal Income Fund

Class A Shares

Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2003

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A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities by investing primarily in a portfolio of investment grade Michigan tax exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 13

How is the Fund Sold? 15

How to Purchase Shares 15

How to Redeem and Exchange Shares 17

Account and Share Information 20

Who Manages the Fund? 21

Financial Information 22

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be investment grade or of comparable quality. The Fund's dollar-weighted average portfolio maturity is between three and ten years, and its average-weight duration is between three and seven years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
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  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
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  Sector Risks. Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.
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The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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  Liquidity Risks. Trading opportunities are more limited for tax exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine month period from January 1, 2003 to September 30, 2003 was 4.05%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 5.72% (quarter ended March 31, 1995). Its lowest quarterly return was (4.60)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB), both broad-based indexes. The LB7GO is an index of general obligation bonds rated A or better with six to eight years to maturity. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	5 Year	10 Year
Fund:
Return Before Taxes	6.58%	4.86% 	5.54%
Return After Taxes on Distributions[1]	6.58%	4.86%	5.54%
Return after Taxes on Distributions and Sale of Fund Shares[1]	5.74%	4.82%	5.43%
LB7GO	9.99%	5.99%	6.36%
LBMB	9.60%	6.06%	6.71%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.21%
Total Annual Fund Operating Expenses	0.86%

1 Although not contractually obligated to do so, the adviser, shareholder services provider and the transfer and dividend disbursing agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2003.

Total Waivers of Fund Expenses	0.36%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the fiscal year ended August 31, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.07% for the fiscal year ended August 31, 2003.

4 The transfer and dividend disbursing agent voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.20% for the fiscal year ended August 31, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 385
3 Years	$ 566
5 Years	$ 762
10 Years	$1,329

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to AMT.

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The Fund's portfolio securities will be investment grade or of comparable quality. Under normal market conditions, the Fund's dollar-weighted average portfolio maturity is between three and ten years, and its average-weight duration is between three and seven years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  the Fnt and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.

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Because the Fund refers to Michigan municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. This policy may not be changed without shareholder approval.

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HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Temporary Defensive Investments

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

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Tax Increment Financing Bonds

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Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

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Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Michigan issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge
FMIMT	$1,500/$100	3.00%	None

1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

SALES CHARGE WHEN YOU PURCHASE

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
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    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
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  as a Federated Life Member and their immediate family members; or
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  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan tax exempt securities.

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When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from an appropriate Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Please contact the Fund at 1-800-341-7400 for further information.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

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For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Michigan Intermediate Municipal Trust's dividends will be exempt from the Michigan taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Lee R. Cunningham II

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Lee R. Cunningham II has been a Portfolio Manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.

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J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.22	$11.06	$10.64	$10.62	$11.09
Income From Investment Operations:
Net investment income	0.45	0.50 [1]	0.53	0.53	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	(0.05)	0.16 [1]	0.42	0.02	(0.47)

TOTAL FROM INVESTMENT OPERATIONS	0.40	0.66	0.95	0.55	0.06

Less Distributions:
Distributions from net investment income	(0.45)	(0.50)	(0.53)	(0.53)	(0.53)

Net Asset Value, End of Period	$11.17	$11.22	$11.06	$10.64	$10.62

Total Return[2]	3.58%	6.15%	9.12%	5.39%	0.47%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.96%	4.53%[1]	4.86%	5.07%	4.81%

Expense waiver[3]	0.36%	0.39%	0.42%	0.52%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$147,959	$134,718	$107,043	$89,177	$74,510

Portfolio turnover	15%	19%	13%	40%	17%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 313923302

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G01389-01 (10/03)

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FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
A Portfolio of Federated Municipal Securities Income Trust

Statement of Additional Information

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October 31, 2003

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This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in  conjunction  with the  prospectus  for Federated  Michigan  Intermediate
Municipal Trust (Fund), dated October 31, 2003.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
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1041202B (10/03)

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HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income
Trust (Trust). The Trust is an open-end,  management investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on August 6,
1990. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of  securities.  The Trust changed its name from  Municipal
Securities  Income  Trust to  Federated  Municipal  Securities  Income  Trust on
October 1, 1999. The Fund changed its name from Michigan Intermediate  Municipal
Trust to Federated Michigan Intermediate Municipal Trust on March 31, 1996.

The  Fund's  investment  adviser  is  Federated  Investment  Management  Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable  rate demand  instruments  are tax exempt  securities  that require the issuer or a third party,  such as a dealer or bank, to  repurchase  the security for its face value upon demand.  The securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Fund treats demand  instruments  as  short-term  securities,  because their  variable interest rate adjusts in response to changes in market rates,  even though their stated maturity may extend beyond 13 months.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable  to  projects  financed  by the  bonds.  For  example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants  sales,  and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a  default  occurs,  these  assets  may be  sold  and the  proceeds  paid to the security's  holders.  Either form of credit enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving  the  underlying  asset.  The other party to a derivative  contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a derivative  contract and the  underlying  asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following  types of derivative  contracts,  as well as combinations  of these  contracts,  including,  but not limited  to,  options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified  amount of an  underlying  asset or instrument at a specified  price,  date and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering  into a contract  to sell an  underlying  asset is commonly referred  to as selling a contract  or  holding a short  position  in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the  following  types of  futures  (including  forward)
contracts: interest rate and index financial futures contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  A call option gives the holder  (buyer) the right to buy the underlying asset or instrument from the seller  (writer) of the option.  A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which  the  writer  keeps  regardless  of  whether  the  buyer  uses (or exercises) the option. If the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Swaps

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the
returns   derived  from   underlying   assets  or  instruments   with  differing
characteristics. Most swaps do not involve the delivery of the underlying assets or  instruments  by either  party,  and the parties  might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many  different  forms,  and are known by a  variety  of names  including  caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps


Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated,  notional principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific  period.  For example,  a $10 million  London  Interbank  Offer Rate of
Interest (LIBOR) swap would require one party to pay the equivalent of the LIBOR interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the  equivalent  of a stated  fixed rate of interest on
$10 million notional principal amount.


Caps and Floors

Caps and floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (cap) or below  (floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset or instrument  during the specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make  temporary  defensive  investments  in the  following  taxable securities:

REPURCHASE AGREEMENTS

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.

AGENCY SECURITIES


Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because the federal government sponsors their activities.


CORPORATE DEBT SECURITIES

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks


Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a AAA tax exempt  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction  or prevent  the Fund from  selling or buying  other securities to implement its investment strategy.

Tax Risks


In order to be tax  exempt,  tax  exempt  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in federal  tax laws may cause the  prices of tax exempt  securities  to fall.


The federal  income tax  treatment of payments in respect of certain  derivative contracts  is  unclear.  Additionally,  the Fund  may not be able to  close  out certain  derivative  contracts  when it  wants  to.  Consequently,  the Fund may receive  payments  that are  treated as ordinary  income for federal  income tax purposes.


Liquidity Risks

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivatives  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position  open,  and the Fund  could  incur  losses.  OTC  derivative  contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that exceeds that amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.


Fundamental Investment Objective and Policy

The Fund's investment objective is to provide current income exempt from federal regular  income tax and personal  income taxes  imposed by the state of Michigan and Michigan municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80%
of the income that it distributes will be exempt from federal regular income tax and the  personal  income  taxes  imposed by the state of Michigan  and Michigan municipalities.  The investment objective and above policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may invest its securities  subject to  restrictions on resale under the
Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.

In applying  the Fund's  commodities  limitation,  investments  in  transactions involving  futures  contracts  and options,  forward  currency  contracts,  swap transactions  and other  financial  contracts that settle by payment of cash are
not  deemed  to  be   investments  in   commodities.   In  applying  the  Fund's
concentration  restriction:  (a) utility  companies will be divided according to their services, for example, gas, gas transmission,  electric and telephone will each be considered a separate industry;  (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  and (c) asset-backed  securities will be classified  according to the underlying  assets securing such  securities.  To conform to the current view of the SEC that only  domestic  bank  instruments  may be  excluded  from  industry concentration limitations,  as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry  concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the  investment  of more than 25% of the value of its total  assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR eliminating THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements.

To keep the sales  charge as low as  possible,  the Fund  redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o    Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then  calculated  using the share  price at the time of  purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES


The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of Public Offering
Purchase Amount                    Price

Less than $50,000                  3.00%
$50,000 but less than $100,000     2.50%
$100,000 but less than $250,000    2.00%
$250,000 but less than $500,000    1.50%
$500,000 but less than $1 million  1.00%
$1 million or greater              0.00%


SERVICE FEES


The Fund may pay fees not to exceed 0.25% of average daily net assets  ("Service
Fees") to investment  professionals or to [insert name of Services provider; for
Federated  Funds this is Federated  Shareholder  Services  Company  ("FSSC"),  a
subsidiary  of Federated  Funds this is  Federated,  for  providing  services to shareholders and maintaining  shareholder  accounts. . Under certain agreements, rather than paying investment  professionals  directly, the Fund may pay Service
Fees to FSSC and FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS


Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.


As of October 2, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Carey & Co., Columbus,  OH, owned approximately 1,996,379 Shares (15.23)%; Michael Edmund Tweddle Revocable Living
Trust, Bloomfield,  MI, owned approximately 984,727 Shares (7.51)%; Edward Jones
&  Co.,  Maryland Hts.,  MO, owned  approximately  945,014  Shares  (7.21)%;
MLPF&S,  Jacksonville,  FL,  owned  approximately  920,400  Shares  (7.02)%;
Lasalle Bank, NA, Chicago,  IL, owned  approximately  832,951 Shares (6.35)% and
Charles Schwab & Co., San Francisco,  CA, owned approximately 663,011 Shares
(5.05)%.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.

STATE TAXES

Michigan Taxes

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions  qualify as  exempt-interest  dividends  under the Code and  represent:  (i)  income  and dividends from  obligations  of Michigan,  which  obligations  are excluded from federal  adjusted  gross income;  or (ii) income from  obligations of the United
States  government  which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned  directly by the  shareholder,  such as  obligations of
Michigan and the United States government.


Certain  municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal  regular  income  taxes,  such  dividends  also will be exempt from
Michigan municipal income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises six  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four portfolios; Golden
Oak(R)  Family  of  Funds-  seven  portfolios;   Riggs  Funds-eight   portfolios
nadWesMark Funds-five portfolios.

As of October 2, 2003,  the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupations: Chairman     $0            $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
August 1990
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal    $0           $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 1990           Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $249.83    $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1990
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupation: Director          $274.81         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $274.81         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $274.81         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $249.83         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving: July   & Co., Inc. (strategic
1999                  business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $249.83         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $274.81         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $299.81         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $249.83         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
August 1990           Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $249.83         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: August 1990    Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.
                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.
                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since 1995.  He is Vice President of the Trust. Mr.
Birth Date: June 1, 1960      Albrecht joined Federated in 1989. He has been a Senior
VICE PRESIDENT                Portfolio Manager since 1997 and a Vice President of
Began serving: November 1998  the Fund's Adviser since 1994. He was a Portfolio
                              Manager from 1994 to 1996. Mr. Albrecht is a Chartered
                              Financial Analyst and received his M.S. in Public
                              Management from Carnegie Mellon University.

**   Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the federated family of Investment companies AS OF DECEMBER 31, 2002

                     Dollar            Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
                     Owned             Federated
                     in Fund           Family of
Interested                            Investment
Board Member Name                      Companies

John F. Donahue            None    Over $100,000
J. Christopher Donahue     None    Over $100,000
Lawrence D. Ellis, M.D.    None    Over $100,000

Independent Board Member Name

Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P. Constantakis   None    Over $100,000
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F. Mansfield, Jr.  None    $50,001 - $100,000
John E. Murray,            None    Over $100,000
  Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.


As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.


In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.


The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's  investment  philosophy,  personnel and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.



The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.



The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated  fund nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million


The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000 per  portfolio.  Federated  Services  Company may  voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.


Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditors for the Fund,  Deloitte & Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31     2003                 2002           2001

Advisory Fee Earned             $581,586             $473,806       $388,053
Advisory Fee Reduction          252,339              245,444        234,314
Administrative Fee              125,000              125,000        125,000
Shareholder Services Fee        101,777              --             --


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year,  five-year and ten-year  periods ended
August 31, 2003.

Yield and Tax-Equivalent  Yield are given for the 30-day period ended August 31,
2003.


                       30-Day         1 Year    5 Years  10 Years
                       Period

Total Return
  Before Taxes         N/A            0.45%     4.27%    4.74%
  After Taxes on       N/A            0.45%     4.27%    4.74%
  Distributions
  After Taxes on       N/A            1.68%     4.32%    4.74%
  Distributions
  and Sale of Shares
Yield                  3.14%          N/A       N/A      N/A
Tax-Equivalent Yield   5.15%          N/A       N/A      N/A
--------------------------------------------------------------------

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated  similarly to the yield, but is adjusted to reflect the taxable yield that  Shares  would have had to earn to equal the  actual  yield,  assuming  the maximum combined federal and state tax rate. The yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set  forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of past  or  future  performance  of the  Fund.  The interest earned by the tax exempt securities owned by the Fund generally remains free from  federal  regular  income  tax and is often  free from state and local taxes as well. However,  some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


Updated to Reflect the Jobs and Growth Tax Relief Reconciliation Act (JGTRRA) of
2003

                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                  STATE OF MICHIGAN

------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL           14.00%      19.00%      29.00%      32.00%      37.00%      39.00%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $14,001-    $56,801-   $114,651-   $174,701-       OVER
RETURN:          $14,000     $56,800    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE                $0-     $7,001-    $28,401-    $68,801-   $143,501-       OVER
RETURN:           $7,000     $28,400     $68,800    $143,500    $311,950    $311,950

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%        062%       0.70%       0.74%       0.79%       0.82%
      1.00%        1.16%       1.23%       1.41%       1.47%       1.59%       1.64%
      1.50%        1.74%       1.85%       2.11%       2.21%       2.38%       2.46%
      2.00%        2.33%       2.47%       2.82%       2.94%       3.17%       3.28%
      2.50%        2.91%       3.09%       3.52%       3.68%       3.97%       4.10%
      3.00%        3.49%       3.70%       4.23%       4.41%       4.76%       4.92%
      3.50%        4.07%       4.32%       4.93%       5.15%       5.56%       5.74%
      4.00%        4.65%       4.94%       5.63%       5.88%       6.35%       6.56%
      4.50%        5.23%       5.56%       6.34%       6.62%       7.14%       7.38%
      5.00%        5.81%       6.17%       7.04%       7.35%       7.94%       8.20%
      5.50%        6.40%       6.79%       7.75%       8.09%       8.73%       9.02%
      6.00%        6.98%       7.41%       8.45%       8.82%       9.52%       9.84%
      6.50%        7.56%       8.02%       9.15%       9.56%      10.32%      10.66%
      7.00%        8.14%       8.64%       9.86%      10.29%      11.11%      11.48%
      7.50%        8.72%       9.26%      10.56%      11.03%      11.90%      12.30%
      8.00%        9.30%       9.88%      11.27%      11.76%      12.70%      13.11%
      8.50%        9.88%      10.49%      11.97%      12.50%      13.49%      13.93%
      9.00%       10.47%      11.11%      12.68%      13.24%      14.29%      14.75%

Note:The maximum  marginal tax rate for each bracket was used in calculating the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on comparable  taxable  investments  were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Seven Year General Obligation Municipal Bond Index

Lehman Brothers Seven Year General  Obligation  Municipal Bond Index is an index of  general  obligation  bonds  rated A or  better  with six to  eight  years to maturity.


Lehman Brothers Municipal Bond Index

Broad market  performance  benchmarks  for the  tax-exempt  bond  market.  As of
December  1995,  approximately  29,300 bonds were included in the Municipal Bond
Index with a market value of $443 billion. To be included in the Lehman Brothers
Municipal  Bond Index,  bonds must have a minimum credit rating of at least Baa.
They must have an outstanding  par value of at least $3 million and be issued as part of a  transaction  of at least $50 million.  The index  includes  both zero coupon bonds and bonds subject to the Alternative Minimum tax.


Lipper, Inc.

Lipper,  Inc.,  ranks funds in various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in offering price over a specific  period of time. From time to time, the
Fund will quote its Lipper ranking in the general  municipal bond funds category in advertising and sales literature.

Morningstar, Inc.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual Fund  Values.  Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types,  according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds


In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.


Mutual Fund Market


Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.


Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing


Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales Division, Federated Securities Corp.


Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.



FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended August 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated Municipal Securities Income Trust dated August 31, 2003.


INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated Michigan intermediate Municipal Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS


October 31, 2003


CLASS A SHARES
CLASS B SHARES


A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities by investing primarily in a portfolio of long-term, investment grade New York tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

Investment Ratings for Investment Grade Securities 13

What are the Specific Risks of Investing in the Fund? 14

Risks Associated With Noninvestment Grade Securities 16

What Do Shares Cost? 17

How is the Fund Sold? 21

How to Purchase Shares 21

How to Redeem and Exchange Shares 24

Account and Share Information 28

Who Manages the Fund? 29

Financial Information 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests its assets so that normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long-term, investment grade securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Sector Risks. Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to funds that invest in multiple states. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, New York City is a major component of the regional economy and is more exposed to downturns in the financial, real estate and insurance industries.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

Other risk factors associated with an investment in the Fund include tax risks, leverage risks, liquidity risks and risks associated with noninvestment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

  Liquidity Risks. Trading opportunities are more limited for tax exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Risk/Return Bar Chart and Table



The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.



The Fund's Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 4.04%.


Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 8.13% (quarter ended March 31, 1995). Its lowest quarterly return was (7.14)% (quarter ended March 31, 1994).

Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class A Shares and Class B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for the Fund's Class A Shares and Class B Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad based market index and the Lipper New York Municipal Debt Funds Average (LNYMDFA). The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index. The LNYMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.



(For the periods ended December 31, 2002)


	1 Year	5 Years	10 Years	Start of Performance[1]
Fund:
Class A Shares:
Return Before Taxes	2.26%	3.52%	5.31%	N/A
Return After Taxes on Distributions[2]	2.26%	3.52%	5.31%	N/A
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.13%	3.76%	5.30%	N/A
Class B Shares:
Return Before Taxes	N/A	N/A	N/A	(4.88)%
LBMB	9.60%	6.06%	6.71%	N/A
LNYMDFA[3]	8.83%	4.92%	5.96%	N/A


1 The Fund's Class B Shares start of performance date was 9/5/2002.



2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.



3 The Fund's investment adviser has elected to discontinue the use of the Lehman Brothers Revenue Bond Index and to retain the LBMB as a benchmark index. The LBMB is representative of the securities typically held by the Fund. The Fund's investment adviser has elected to use the LNYMDFA for comparison purposes because it is more representative of the securities typically held by the Fund.


What are the Fund's Fees and Expenses?

FEDERATED NEW YORK MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.25%	0.75%
Shareholder Services Fee	0.25%	0.25%
Other Expenses[4]	1.02%	1.02%
Total Annual Fund Operating Expenses	1.92%	2.42%[5]

1 Although not contractually obligated to do so, the adviser and distributor expect to waive and reimburse certain amounts for Class A and Class B Shares. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.

Total Waivers and Reimbursements of Fund Expenses	1.31%	1.06%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)[6]	0.61%	1.36%

2 The adviser expects to voluntarily waive the management fee for Class A and Class B Shares. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending August 31, 2004.

3 The distributor expects to voluntarily waive the distribution (12b-1) fee for Class A Shares for the fiscal year ending August 31, 2004. The distributor can terminate this voluntarily waiver at any time. The distribution (12b-1) fee paid by the Fund for Class A Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending August 31, 2004.

4 The adviser expects to voluntarily reimburse other operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. The total other operating expenses paid by the Fund (after the anticipated voluntary reimbursement) will be 0.36% for the fiscal year ending August 31, 2004.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

6 The Actual Annual Fund Operating Expenses (after waivers and reimbursements) for the Fund's Class A and Class B Shares were 0.76% and 1.51%, respectively, for the fiscal year ended August 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A and B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and B Shares operating expenses are before waivers and reimbursements as shownin the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Expenses assuming redemption	$636	$1,026	$1,440	$2,592

Expenses assuming no redemption	$636	$1,026	$1,440	$2,592

Class B Shares:
Expenses assuming redemption	$795	$1,155	$1,491	$2,633

Expenses assuming no redemption	$245	$ 755	$1,291	$2,633

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to AMT.


The Fund invests primarily in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser attempts to provide superior levels of after-tax total return. After-tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.


The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivatives contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.



Because the Fund refers to New York municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. This policy may not be changed without shareholder approval.



HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the principal types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.


Tax Increment Financing Bonds



Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by New York issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, New York City is a major component of the regional economy and is more exposed to downturns in the financial, real estate and insurance industries.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated With Noninvestment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

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NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares only may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
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  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund offers two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax exempt securities.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

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  an electronic transfer to your account at a financial institution that is an ACH member; or
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  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) On Class B Shares

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You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated New York Municipal Income Fund's dividends will be exempt from the New York taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

MARY JO OCHSON

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.59	$10.80	$10.29	$10.36	$11.00
Income From Investment Operations:
Net investment income	0.44	0.49 [1]	0.52	0.53	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	(0.15)	(0.20)[1]	0.51	(0.07)	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.29	0.29	1.03	0.46	(0.11)

Less Distributions:
Distributions from net investment income	(0.44)	(0.50)	(0.52)	(0.53)	(0.53)

Net Asset Value, End of Period	$10.44	$10.59	$10.80	$10.29	$10.36

Total Return[2]	2.81%	2.79%	10.29%	4.64%	(1.11)%

Ratios to Average Net Assets:

Expenses	0.76%	0.91%	0.91%	0.84%	0.70%

Net investment income	4.19%	4.72%[1]	4.97%	5.23%	4.89%

Expense waiver/reimbursement[3]	1.16%	1.10%	1.39%	1.42%	1.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$26,673	$23,466	$23,011	$21,392	$24,347

Portfolio turnover	8%	35%	40%	31%	24%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Period Ended 8/31/2003 [1]
Net Asset Value, Beginning of Period	$10.65
Income From Investment Operations:
Net investment income	0.36
Net realized and unrealized loss on investments and swap contracts	(0.21)

TOTAL FROM INVESTMENT OPERATIONS	0.15

Less Distributions:
Distributions from net investment income	(0.36)

Net Asset Value, End of Period	$10.44

Total Return[2]	1.42%

Ratios to Average Net Assets:

Expenses	1.51%[3]

Net investment income	3.36%[3]

Expense waiver/reimbursement[4]	0.91%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,000

Portfolio turnover	8%

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 313923401
Cusip 313923880

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2092919A-FS (10/03)

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FEDERATED NEW YORK MUNICIPAL INCOME FUND

A Portfolio of Federated Municipal Securities Income Trust

Statement of Additional Information

October 31, 2003

Class A Shares
Class B Shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectus for Federated New York Municipal  Income
Fund (Fund), dated October 31, 2003.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses

2092919B (10/03)

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income
Trust (Trust). The Trust is an open-end,  management investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on August 6,
1990. The Trust may offer separate  series of shares  representing  interests in separate portfolios of securities.

The Board of Trustees (the Board) has  established  two classes of shares of the
Fund, known as Class A Shares and Class B Shares  (Shares).  This SAI relates to both classes of Shares.  The Fund's investment  adviser is Federated  Investment
Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing  long-term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable  rate demand  instruments  are tax exempt  securities  that require the issuer or a third party,  such as a dealer or bank, to  repurchase  the security for its face value upon demand.  The securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Fund treats demand  instruments  as  short-term  securities,  because their  variable interest rate adjusts in response to changes in market rates,  even though their stated maturity may extend beyond 13 months.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable  to  projects  financed  by the  bonds.  For  example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants  sales,  and related tax collections, failed to increase as anticipated.

Credit Enhancement

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a  default  occurs,  these  assets  may be  sold  and the  proceeds  paid to the security's  holders.  Either form of credit enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets or instruments.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)  require  payments  relating to the income or returns from the underlying asset or instrument.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a derivative  contract and the  underlying  asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following  types of derivative  contracts,  as well as combinations  of these  contracts,  including,  but not limited  to,  options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified  amount of an  underlying  asset or instrument at a specified price,  date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering  into a contract  to sell an  underlying  asset is commonly referred  to as selling a contract  or  holding a short  position  in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the  following  types of  futures  (including  forward)
contracts: interest rate and index financial futures contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  A call option gives the holder  (buyer) the right to buy the underlying asset or instrument from the seller  (writer) of the option.  A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which  the  writer  keeps  regardless  of  whether  the  buyer  uses (or exercises) the option. If the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Swaps

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the
returns   derived  from   underlying   assets  or  instruments   with  differing
characteristics. Most swaps do not involve the delivery of the underlying assets or  instruments  by either  party,  and the parties  might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many  different  forms,  and are known by a  variety  of names  including  caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated,  notional principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period.  For example, a $10 million London Interbank Offer Rate (LIBOR)
swap would require one party to pay the equivalent of the LIBOR rate of interest
(which  fluctuates) on $10 million notional principal amount in exchange for the right to  receive  the  equivalent  of a stated  fixed rate of  interest  on $10 million notional principal amount.

Caps and Floors

Caps and floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (cap) or below  (floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset or instrument  during the specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make  temporary  defensive  investments  in the  following  taxable securities:

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.

Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because the federal government sponsors their activities.

Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a AAA municipal  security  with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Tax Risks

In  order  to be  tax-exempt,  municipal  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in  federal  tax laws may cause the prices of  municipal  securities  to fall.

Liquidity Risks

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivatives  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position  open,  and the Fund  could  incur  losses.  OTC  derivative  contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that exceeds that amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Fundamental Investment Objective and Policy

The  investment  objective of the Fund is to provide  current income exempt from federal  regular  income tax  (federal  regular  income tax does not include the federal  alternative  minimum tax) and the personal  income taxes imposed by the state of New York and New York municipalities.  Under normal circumstances,  the
Fund will invest its assets so that at least 80% of its annual  interest  income is exempt from federal  regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. The fundamental investment objective and policy may not be changed by the Fund's Board without  shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted  under the  Investment  Company Act of 1940, as amended (the 1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.


For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing money, if a percentage limitation is adhered to at the time of  investment,  a later  increase or decrease in percentage  resulting from any change in value or net assets will not result in a violation of such limitation.


Buying on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days if immediately after and as a result,  the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may purchase  securities  subject to  restrictions  on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.

In applying the Fund's  commodities  restriction,  investments  in  transactions involving  futures  contracts  and options,  forward  currency  contracts,  swap transactions  and other  financial  contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration  limitation:  (a) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will  each be  considered  a  separate  industry;  (b)
financial service  companies will be classified  according to end users of their services, for example,  automobile finance, bank finance and diversified finance will each be  considered a separate  industry;  and (c) asset backed  securities will be classified  according to the underlying assets securing such securities.
To  conform  to the  current  view of the SEC  staff  that  only  domestic  bank instruments may be excluded from industry  concentration  limitations,  the Fund will not exclude foreign bank instruments from industry  concentration  tests as long as the  policy  of the SEC  remains  in  effect.  The  Fund  will  consider concentration  to be the  investment  of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all  securities and other assets of the Fund. The NAV for each class of
Shares may  differ due to the  variance  in daily net  income  realized  by each class.  Such  variance  will  reflect  only  accrued  net  income  to which  the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts  (Class A Shares)

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases  (Class A Shares)

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases   (Class A Shares)

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent  (Class A Shares)

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of Public Offering
Purchase Amount                    Price

Less than $100,000                 4.00%
$100,000 but less than $250,000    3.25%
$250,000 but less than $500,000    2.25%
$500,000 but less than $1 million  1.80%
$1 million or greater              0.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

                             Advance Commission
                             as a Percentage of
                             Public Offering
Purchase Amount              Price

First $1 million - $5 million   0.75%
Next $5 million - $20 million   0.50%
Over $20 million                0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
                                                 as a Percentage of
                                                 Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%

RULE 12B-1 PLAN (Class A Shares and Class B Shares)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average daily net assets  ("Service
Fees") to investment  professionals or to Federated Shareholder Services Company
("FSSC"), a subsidiary of Federated,  for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely  event a shareholder  is held  personally  liable for the Fund's obligations,  the  Fund is  required  by the  Declaration  of  Trust  to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's outstanding Shares.

As of October 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of  outstanding  Class A Shares:  Citigroup  Global  Markets
Inc., New York, NY owned  approximately  167,460 Shares (6.61%),  and MLPF&S for the sole  benefit of its  customers,  Jacksonville,  FL owned  approximately
570,285 Shares (22.53%).

As of October 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of  outstanding  Class B Shares:  Citigroup  Global  Markets
Inc., New York, NY owned approximately 467,107 Shares (25.09%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.

STATE TAXES

Under existing New York laws, distributions made by the Fund will not be subject to New York state or New York City personal income taxes to the extent that such distributions  qualify  as  "exempt-interest  dividends"  under  the  Code,  and represent  interest income  attributable to obligations of the state of New York and its  political  subdivisions,  as well as  certain  other  obligations,  the interest  on which is exempt  from New York  state  and New York  City  personal income taxes, such as, for example,  certain  obligations of the Commonwealth of
Puerto Rico.  Conversely,  to the extent that distributions made by the Fund are derived from other types of obligations,  such  distributions will be subject to
New York state and New York City personal income taxes.

The Fund cannot  predict in advance the exact portion of its dividends that will be exempt from New York state and New York City personal income taxes.  However, the Fund will report to  shareholders  at least annually what  percentage of the dividends it actually paid is exempt from such taxes.

Dividends  paid by the Fund are  exempt  from the New York  City  unincorporated business tax to the extent that they are exempt from the New York City  personal income tax.

Dividends paid by the Fund are not excluded from net income in  determining  New
York  state or New  York  City  franchise  taxes on  corporations  or  financial institutions.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises six  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds- seven portfolios; and WesMark Funds-five portfolios.

As of October 1, 2003,  the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class A and Class B Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Fund and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupations: Chairman    $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
August 1990
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal  $0            $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 1990           Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $181.48    $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1990
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Fund and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)

                      Principal Occupation: Director          $199.63         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $199.63         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $199.63         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $181.48         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving: July   & Co., Inc. (strategic
1999                  business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $181.48         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $199.63         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $217.78         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $181.48         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
August 1990           Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $181.48         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: August 1990    Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since 1995.  He is Vice President of the Trust.  Mr.
Birth Date: June 1, 1960      Albrecht joined Federated in 1989. He has been a Senior
VICE PRESIDENT                Portfolio Manager since 1997 and a Vice President of
Began serving: November 1998  the Fund's Adviser since 1994. He was a Portfolio
                              Manager from 1994 to 1996. Mr. Albrecht is a Chartered
                              Financial Analyst and received his M.S. in Public
                              Management from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.


Board ownership of shares in the fund and in the FEDERATED  family of Investment companies AS OF DECEMBER 31, 2002

                     Dollar            Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
                     Owned             Federated
                     in Fund           Family of
Interested                            Investment
Board Member Name                      Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.           $10,001           $50,001 -
Mansfield, Jr.       -$50,000           $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund. The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract . The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's  investment  philosophy,  personnel and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel,  Fund Trustees and certain other  employees.  Although they do permit these people to trade in  securities,  including  those that the Fund could buy, they also contain  significant  safeguards  designed to protect the Fund and its shareholders  from abuses in this area,  such as  requirements  to obtain  prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy  Voting  Committee  (Proxy  Committee)  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research Center (IRRC) to obtain, vote and record proxies in accordance with the
Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy
Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy Voting
Guidelines  without further direction from the Proxy Committee (and may make any determinations  required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal,  IRRC will  provide the Proxy  Committee  with all  information  that it has  obtained regarding the proposal and the Proxy Committee will provide  specific  direction to IRRC.  The  Adviser's  proxy  voting  procedures  generally  permit the Proxy
Committee  to amend the Proxy  Voting  Guidelines,  or override  the  directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000  per  portfolio  and  $30,000  per each  additional  class  of  Shares.
Federated  Services  Company may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended August 31    2003                 2002           2001
Advisory Fee Earned             $138,241             $ 92,871       $ 86,302
Advisory Fee Reduction          $138,241             $ 92,871       $ 86,302
Administrative Fee              $155,000             $125,000       $125,000
12b-1 Fee:
 Class A Shares                 --                   --             --
 Class B Shares                 $73,900              --             --
Shareholder Services Fee:
  Class A Shares                $61,767              --             --
  Class B Shares                $24,633              --             --

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total  returns are given for the  one-year,  five-year  and ten-year or Start of
Performance periods ended August 31, 2003.

Yield and Tax-Equivalent  Yield are given for the 30-day period ended August 31,
2003.

                       30-Day         1 Year    5 Years  10 Years
                       Period
Class A Shares:
Total Return
  Before Taxes         N/A            (1.83)%    2.86%    4.31%

  After Taxes on       N/A            (1.83)%    2.86%    4.31%
  Distributions

  After Taxes on       N/A            0.24%     3.12%    4.40%
  Distributions
  and Sale of Shares

Yield                   3.67%         N/A       N/A      N/A
Tax-Equivalent Yield    6.31%         N/A       N/A      N/A

-------------------------------------------------------------------------------
                       30-Day         Start of
                       Period         Performance on
                                      9/5/2002
Class B Shares:
Total Return
  Before Taxes         N/A            (3.97)%
  After Taxes on       N/A            (3.97)%
  Distributions
  After Taxes on       N/A            (1.38)%
  Distributions
  and Sale of Shares
Yield                  3.09%          N/A
Tax-Equivalent Yield   5.31%          N/A


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated  similarly to the yield, but is adjusted to reflect the taxable yield that  Shares  would have had to earn to equal the  actual  yield,  assuming  the maximum combined federal and state tax rate. The yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set  forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of past  or  future  performance  of the  Fund.  The interest earned by the municipal  securities owned by the Fund generally remains free from  federal  regular  income  tax and is often  free from state and local taxes as well. However,  some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                                TAX EQUIVALENCY TABLE

                          TAXABLE YIELD EQUIVALENT FOR 2003
                                  STATE OF NEW YORK

------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%

------------  ----------- -----------------------------------------------------------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL          14.000%     21.850%     31.850%     34.850%     39.850%     41.850%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $14,001-    $56,801-   $114,651-   $174,701-       OVER
RETURN:          $14,000     $56,800    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE                $0-     $7,001     $28,401-    $68,801-   $143,501-       OVER
RETURN:           $7,000     $28,400     $68,800    $143,500    $311,950    $311,950

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%       0.64%       0.73%       0.77%       0.83%       0.86%
      1.00%        1.16%       1.28%       1.47%       1.53%       1.66%       1.72%
      1.50%        1.74%       1.92%       2.20%       2.30%       2.49%       2.58%
      2.00%        2.33%       2.56%       2.93%       3.07%       3.33%       3.44%
      2.50%        2.91%       3.20%       3.67%       3.84%       4.16%       4.30%
      3.00%        3.49%       3.84%       4.40%       4.60%       4.99%       5.16%
      3.50%        4.07%       4.48%       5.14%       5.37%       5.82%       6.02%
      4.00%        4.65%       5.12%       5.87%       6.14%       6.65%       6.88%
      4.50%        5.23%       5.76%       6.60%       6.91%       7.48%       7.74%
      5.00%        5.81%       6.40%       7.34%       7.67%       8.31%       8.60%
      5.50%        6.40%       7.04%       8.07%       8.44%       9.14%       9.46%
      6.00%        6.98%       7.68%       8.80%       9.21%       9.98%      10.32%
      6.50%        7.56%       8.32%       9.54%       9.98%      10.81%      11.18%
      7.00%        8.14%       8.96%      10.27%      10.74%      11.64%      12.04%
      7.50%        8.72%       9.60%      11.01%      11.51%      12.47%      12.90%
      8.00%        9.30%      10.24%      11.74%      12.28%      13.30%      13.76%
      8.50%        9.88%      10.88%      12.47%      13.05%      14.13%      14.62%
      9.00%       10.47%      11.52%      13.21%      13.81%      14.96%      15.48%

Note:The maximum  marginal tax rate for each bracket was used in calculating the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on comparable  taxable  investments  were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Municipal Bond Index

Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion.  To be included in the Lehman Brothers  Municipal Bond Index, bonds must have a minimum credit  rating of at least Baa.  They must have an  outstanding  par value of at least $3 million and be issued as part of a transaction of at least $50 million.
The index  includes both zero coupon bonds and bonds subject to the  Alternative
Minimum Tax.

Lipper Inc.

Lipper  Inc.  ranks  funds in  various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in offering price over a specific  period of time. From time to time, the
Fund will  quote its  Lipper  ranking  in the "New York  Municipal  Bond  Funds"
category in advertising and sales literature.

Morningstar, Inc.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview


Municipal Funds

In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.


Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management and asset/liability management.  Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales Division, Federated Securities Corp.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended August 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated New York Municipal Income Fund dated August 31, 2003.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated New York Municipal Income Fund

Class A Shares

Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant
                              (including Amendment Nos. 1-17); (26)
                  (ii)        Conformed copy of Amendment No. 18 to the
                              Declaration of Trust of the Registrant; (28)
                  (iii)       Conformed copy of Amendment No. 19 to the
                              Declaration of Trust of the Registrant; (28)
                  (iv)        Conformed copy of Amendment No. 20 to the
                              Declaration of Trust of the Registrant; (29)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws; (23)
                  (iii)       Copy of Amendment No. 2 to the By-Laws; (23)
                  (iv)        Copy of Amendment No. 3 to the By-Laws; (23)
                  (v)         Copy of Amendment No. 4 to the By-Laws; (23)
                  (vi)        Copy of Amendment No. 5 to the By-Laws; +
                  (vii)       Copy of Amendment No. 6 to the By-Laws; +
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest for:
                  (i)         Federated Pennsylvania Municipal Income
                              Fund-Class A Shares; (19)
                  (ii)        Federated Pennsylvania Municipal Income Fund-
                              Class B Shares; (22)
                  (iii)       Federated Ohio Municipal Income Fund-Class F
                              Shares; (19)
                  (iv)        Federated California Municipal Income Fund-Class
                              F Shares; (19)
                  (v)         Federated New York Municipal Income Fund-Class F
                              Shares; (19)
                  (vi)        Federated Michigan Intermediate Municipal Trust;
                              (19)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              including Exhibits A through F of the
                              Registrant; (21)
                  (ii)        Conformed copy of Exhibit G to the Investment
                              Advisory Contract of the Registrant; (27)
                  (iii)       Conformed copy of Amendment to Investment
                              Advisory Contract of the Registrant; (28)
            (e)   (i)         Conformed copy of Distributor's Contract
                              including Exhibits A through N of the
                              Registrant; (21)
                  (ii)        Conformed copy of Exhibit O to the Distributor's
                              Contract; (23)
                  (iii)       Conformed copy of Distributor's Contract (Class
                              B Shares); (23)
                  (iv)        The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Fund Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A
                              filed with the Commission on July 24, 1995.
                              (File Number 33-38550 and 811-6269).
                  (v)         Conformed copy of Exhibit P to the Distributor's
                              Contract; (27)
                  (vi)        Conformed copy of Amendment to Distributor's
                              Contract of the Registrant; (28)
                  (vii)       Conformed copy of Amendment to Distributor's
                              Contract of the Registrant (Class B Shares); (28)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (18)
                  (ii)        Conformed copy of Custodian Fee Schedule; (22)
                  (iii)       Conformed copy of Amendment to Custodian
                              Contract of the Registrant; (29)
            (h)   (i)         Conformed copy of Second Amended and Restated
                              Shareholder Services Agreement; (29)
                  (ii)        Conformed copy of Principal Shareholder Services
                              Agreement (Class B Shares); (23)
                  (iii)       Conformed copy of Shareholder Services Agreement
                              (Class B Shares); (23)
                  (iv)        Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement; (23)
                  (v)         With regard to Federated Pennsylvania Municipal
                              Income Fund, Federated    Ohio Municipal Income
                              Fund, Federated California Municipal Income Fund
                              and Federated New York Municipal Income Fund,
                              the Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement from Item (h)(v) of the Investment
                              Series Funds, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and 811-07021).
                  (vi)        The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference;
                  (vii)       Conformed copy of Amendment to Agreement for
                              Fund Accounting Services, Administrative
                              Services, Transfer Agency Services, and Custody
                              Services Procurement; (28)
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to the legality of shares being registered;
                              (1)
            (j)               Conformed Copy of Independent Auditors' Consent;
                              (+)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding;
                              (1)
            (m)   (i)         Conformed copy of Rule 12b-1 Plan; (21)
                  (ii)        Conformed copy of Distribution Plan; (21)
                  (iii)       Conformed copy of Exhibit B to the Distribution
                              Plan; (23)
                  (iv)        Conformed copy of Exhibit 1 Amendment to the
                              Distribution Plan for the Investment Companies
                              (Class B Shares); (23)
                  (v)         The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference;
                  (vi)        Conformed copy of Exhibit C to the Distribution
                              Plan (North Carolina Municipal Income Fund  -
                              Class A Shares); (27)
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated Income Securities Trust
                              Registration Statement on Form N-1A, filed with
                              the Commission on June 30, 2003. (File Nos.
                              33-3164 and 811-4577).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (30)
                  (ii)        Conformed copy of Power of Attorney for Chief
                              Investment Officer of the Registrant; (27)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Federated Institutional
                              Trust, Registration Statement on Form N-1A filed
                              with the Commission on September 30, 2003. (File
                              Nos. 33-54445 and 811-7193).

+     All exhibits are filed electronically.

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed August 31, 1990.  (File Nos.
      33-36729 and 811-6165)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed on October 30, 1995.  (File Nos.
      33-36729 and 811-6165)
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed on October 23, 1996.  (File Nos.
      33-36729 and 811-6165)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed on October 15, 1997.  (File Nos.
      33-36729 and 811-6165)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed on October 31, 1997.  (File Nos.
      33-36729 and 811-6165)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed on August 28, 1998.  (File Nos.
      33-36729 and 811-6165)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed on October 29, 1999.  (File Nos.
      33-36729 and 811-6165)
27.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed on October 26, 2000.  (File Nos.
      33-36729 and 811-6165)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed on October 26, 2001.  (File Nos.
      33-36729 and 811-6165)
29.   Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 33 on Form N-1A filed on August 29, 2002.  (File Nos.
      33-36729 and 811-6165)
30.   Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 34 on Form N-1A filed on October 28, 2002.  (File Nos.
      33-36729 and 811-6165)

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (1)

Item 26.    Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see
          the  section   entitled  "Who  Manages  the  Fund?"  in  Part  A.  The
          affiliations  with the  Registrant  of four of the Trustees and one of the Officers of the investment  adviser are included in Part B of this
          Registration Statement under "Who Manages and Provides Services to the
          Fund?" The  remaining  Trustees  of the  investment  adviser  and,  in parentheses,  their  principal  occupations  are:  Thomas R.  Donahue,
          (Chief Financial  Officer,  Federated  Investors,  Inc.), 1001 Liberty
          Avenue,  Pittsburgh,  PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &  Company,  L.L.C.  and Partner,  Wilson,
          Halbrook &  Bayard,  P.A.),  800 Delaware  Avenue,  P.O. Box 2305,
          Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Robert E. Cauley
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

          The business address of each of the Officers of the investment adviser
          is  Federated  Investors  Tower,  1001  Liberty  Avenue,   Pittsburgh,
          Pennsylvania  15222-3779.  These  individuals  are also  officers of a majority of the investment advisers to the investment companies in the
          Federated  Fund  Complex  described  in  Part B of  this  Registration
          Statement.

Item 27.    Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
          Registrant,  acts as principal  underwriter for the following open-end investment companies, including the Registrant:

          Cash Trust  Series II; Cash Trust  Series,  Inc.;  Edward  Jones Money
          Market Fund;  Edward  Jones  Tax-Free  Money  Market  Fund;  Federated
          American  Leaders Fund,  Inc.;  Federated  Adjustable  Rate Securities
          Fund;  Federated Core Trust;  Federated Core Trust II, L.P.; Federated
          Equity Funds;  Federated  Equity Income Fund,  Inc.;  Federated  Fixed
          Income Securities,  Inc.;  Federated GNMA Trust;  Federated Government
          Income  Securities,  Inc.;  Federated  High  Income  Bond Fund,  Inc.;
          Federated  High  Yield  Trust;   Federated  Income  Securities  Trust;
          Federated Income Trust; Federated Index Trust; Federated Institutional
          Trust;  Federated Insurance Series;  Federated  International  Series,
          Inc.;  Federated  Investment  Series Funds,  Inc.;  Federated  Limited
          Duration   Government  Fund,  Inc.;   Federated   Managed   Allocation
          Portfolios;  Federated Municipal  Opportunities Fund, Inc.;  Federated
          Municipal Securities Fund, Inc.; Federated Municipal Securities Income
          Trust;   Federated  Short-Term  Municipal  Trust;   Federated  Premier
          Intermediate Municipal Income Fund; Federated Premier Municipal Income
          Fund;  Federated  Stock and Bond Fund,  Inc.;  Federated  Stock Trust;
          Federated Total Return  Government  Bond Fund;  Federated Total Return
          Series,  Inc.;  Federated U.S.  Government  Bond Fund;  Federated U.S.
          Government  Securities  Fund:  1-3 Years;  Federated  U.S.  Government
          Securities Fund: 2-5 Years;  Federated World Investment Series,  Inc.;
          Intermediate  Municipal Trust; Money Market Obligations Trust; Regions
          Morgan Keegan Select Funds; and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice Chairman

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant
                              Reed Smith LLP
                              Investment and Asset Management Group (IAMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at the above address)

Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder
  Services Company                  P.O. Box 8600
("Transfer Agent and                Boston, MA 02266-8600
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment Management
Company("Adviser")                  Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

State Street Bank and               P.O. Box 8600
Trust Company ("Custodian")         Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  FEDERATED MUNICIPAL  SECURITIES
INCOME TRUST,  certifies that it meets all of the requirements for effectiveness of this Amendment to its  Registration  Statement  pursuant to Rule 485(b) under the  Securities  Act  of  1933  and  has  duly  caused  this  Amendment  to  its
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
28th day of October, 2003.

            FEDERATED MUNICIPAL SECURITIES INCOME TRUST

            BY: /s/ Andrew P. Cross
            Andrew P. Cross, Assistant Secretary
            October 28, 2003

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                 DATE

By:   /s/Andrew P. Cross      Attorney In Fact        October 28, 2003
Andrew P. Cross               For the Persons
ASSISTANT SECRETARY           Listed Below

        NAME                        TITLE

John F. Donahue*              Chairman and Trustee

Richard B. Fisher*            Vice Chairman

J. Christopher Donahue*       President and Trustee
                              (Principal Executive Officer)

William D. Dawson, III*       Chief Investment Officer

Richard J. Thomas *           Treasurer
                              (Principal Financial Officer)

Thomas G. Bigley*             Trustee

John T. Conroy, Jr.*          Trustee

Nicholas P. Constantakis*     Trustee

John F. Cunningham*           Trustee

Lawrence D. Ellis, M.D.*      Trustee

Peter E. Madden*              Trustee

Charles F. Mansfield, Jr.*    Trustee

John E. Murray, Jr.*          Trustee

Marjorie P. Smuts*            Trustee

John S. Walsh*                Trustee

* By Power of Attorney